UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified International Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Bayer AG (Germany, Pharmaceuticals)	2.2	1.9
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5	1.6
ORIX Corp. (Japan, Diversified Financial Services)	1.5	1.9
Prudential PLC (United Kingdom, Insurance)	1.5	1.0
Lloyds Banking Group PLC (United Kingdom, Banks)	1.5	1.2
	8.2

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	21.3
Consumer Staples	13.7	14.8
Health Care	13.1	15.6
Information Technology	12.7	15.3
Consumer Discretionary	12.6	12.5

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	16.9	13.3
Japan	14.9	16.4
Germany	8.2	8.7
United States of America	6.1	7.5
Netherlands	6.0	5.0

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks	96.7%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

As of October 31, 2016
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
		Shares	Value (000s)
Australia - 1.5%
Amcor Ltd.		169,822	$1,998
Australia & New Zealand Banking Group Ltd.		501,991	12,314
Bapcor Ltd.		632,977	2,479
CSL Ltd.		48,904	4,854
Magellan Financial Group Ltd.		307,552	5,430
Ramsay Health Care Ltd.		75,087	4,031

TOTAL AUSTRALIA			31,106

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.		63,100	637
Bailiwick of Jersey - 2.5%
Shire PLC		286,000	16,862
Shire PLC sponsored ADR		18,154	3,213
Wolseley PLC		307,400	19,537
WPP PLC		529,124	11,330

TOTAL BAILIWICK OF JERSEY			50,942

Belgium - 2.0%
Anheuser-Busch InBev SA NV		206,531	23,291
KBC Groep NV		242,793	17,529

TOTAL BELGIUM			40,820

Bermuda - 0.6%
Credicorp Ltd. (United States)		29,505	4,534
IHS Markit Ltd. (a)		163,488	7,095

TOTAL BERMUDA			11,629

Canada - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		358,300	16,479
AutoCanada, Inc. (b)		172,800	2,972
Canadian Energy Services & Technology Corp.		1,416,600	6,694
Cenovus Energy, Inc.		899,500	8,968
CGI Group, Inc. Class A (sub. vtg.) (a)		112,700	5,439
Constellation Software, Inc.		18,000	8,233
Fairfax India Holdings Corp. (a)		494,000	6,862
Imperial Oil Ltd.		253,200	7,366
PrairieSky Royalty Ltd.		80,569	1,756
Suncor Energy, Inc.		629,900	19,741

TOTAL CANADA			84,510

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)		120,400	13,906
JD.com, Inc. sponsored ADR (a)		154,000	5,401
Melco Crown Entertainment Ltd. sponsored ADR		95,400	2,094
Yihai International Holding Ltd.		2,051,000	960

TOTAL CAYMAN ISLANDS			22,361

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)		159,910	9,592
Qingdao Haier Co. Ltd.		3,522,122	6,228

TOTAL CHINA			15,820

Curacao - 0.7%
Schlumberger Ltd.		185,400	13,458
Denmark - 0.5%
A.P. Moller - Maersk A/S Series B		1,084	1,870
NNIT A/S (a)		69,151	1,949
Novo Nordisk A/S Series B		169,640	6,605

TOTAL DENMARK			10,424

Finland - 0.3%
Sampo Oyj (A Shares) (b)		127,200	6,095
France - 5.0%
Amundi SA		293,858	19,334
AXA SA (b)		427,600	11,408
BNP Paribas SA		151,200	10,669
LVMH Moet Hennessy - Louis Vuitton SA (b)		45,031	11,117
Maisons du Monde SA		90,273	3,133
Rubis		21,300	2,164
Sanofi SA		237,956	22,485
Societe Generale Series A		197,400	10,824
VINCI SA		122,800	10,467

TOTAL FRANCE			101,601

Germany - 6.9%
adidas AG		62,545	12,529
Aumann AG		35,188	2,314
Axel Springer Verlag AG		88,800	4,983
Bayer AG		362,052	44,796
Brenntag AG		9,700	575
Deutsche Borse AG		6,908	676
Deutsche Post AG		215,130	7,733
Fresenius Medical Care AG & Co. KGaA		22,100	1,962
Fresenius SE & Co. KGaA		253,400	20,539
Nexus AG		95,900	2,309
ProSiebenSat.1 Media AG		196,500	8,341
Rational AG		3,600	1,809
SAP AG		234,200	23,459
Symrise AG		106,900	7,484

TOTAL GERMANY			139,509

Hong Kong - 1.1%
AIA Group Ltd.		2,726,400	18,875
Techtronic Industries Co. Ltd.		867,000	3,723

TOTAL HONG KONG			22,598

India - 3.6%
Adani Ports & Special Economic Zone Ltd. (a)		70,483	359
Axis Bank Ltd.		382,949	3,036
Edelweiss Financial Services Ltd.		654,571	1,707
Exide Industries Ltd. (a)		1,136,771	4,064
Godrej Consumer Products Ltd.		15,873	430
HDFC Bank Ltd.		880,888	21,504
Housing Development Finance Corp. Ltd.		694,118	16,596
ICICI Bank Ltd.		914,289	3,945
ITC Ltd.		2,127,259	9,199
LIC Housing Finance Ltd.		316,125	3,289
Reliance Industries Ltd.		405,039	8,790

TOTAL INDIA			72,919

Indonesia - 0.8%
PT Bank Central Asia Tbk		4,819,700	6,418
PT Bank Rakyat Indonesia Tbk		9,015,500	8,725

TOTAL INDONESIA			15,143

Ireland - 3.5%
Allergan PLC		44,000	10,730
CRH PLC		188,000	6,855
DCC PLC (United Kingdom)		71,500	6,603
Kerry Group PLC Class A		86,700	7,085
Kingspan Group PLC (Ireland)		121,000	4,209
Medtronic PLC		100,700	8,367
Ryanair Holdings PLC sponsored ADR (a)		241,760	22,225
Weatherford International PLC (a)		716,800	4,136

TOTAL IRELAND			70,210

Isle of Man - 0.4%
Paysafe Group PLC (a)		1,172,033	6,890
Israel - 1.8%
Check Point Software Technologies Ltd. (a)		136,800	14,229
Elbit Systems Ltd. (Israel)		28,497	3,395
Frutarom Industries Ltd.		136,300	8,012
SodaStream International Ltd. (a)		43,200	2,350
Teva Pharmaceutical Industries Ltd. sponsored ADR		251,000	7,927

TOTAL ISRAEL			35,913

Italy - 0.7%
Buzzi Unicem SpA		30,600	787
Intesa Sanpaolo SpA		2,656,300	7,754
Prada SpA		942,700	4,424

TOTAL ITALY			12,965

Japan - 14.8%
Ain Holdings, Inc.		81,500	5,644
Astellas Pharma, Inc.		1,110,300	14,642
Bridgestone Corp.		76,600	3,194
Daito Trust Construction Co. Ltd.		35,100	5,164
Dentsu, Inc.		128,700	7,250
Don Quijote Holdings Co. Ltd.		136,300	4,970
Hoya Corp.		652,200	31,149
Japan Exchange Group, Inc.		43,400	608
Japan Tobacco, Inc.		307,700	10,230
Kaken Pharmaceutical Co. Ltd.		28,200	1,672
Kao Corp.		19,000	1,048
KDDI Corp.		625,200	16,577
Keyence Corp.		59,000	23,711
Minebea Mitsumi, Inc.		396,800	5,734
Misumi Group, Inc.		223,600	4,234
Morinaga & Co. Ltd.		99,900	4,723
Nabtesco Corp.		97,400	2,761
Nidec Corp.		21,200	1,944
Nippon Telegraph & Telephone Corp.		104,600	4,483
Nitori Holdings Co. Ltd.		110,800	14,422
Olympus Corp.		289,200	11,130
ORIX Corp.		2,018,400	30,799
Outsourcing, Inc.		37,400	1,434
Recruit Holdings Co. Ltd.		386,900	19,540
Seria Co. Ltd.		26,100	1,171
Seven & i Holdings Co. Ltd.		186,800	7,893
Shin-Etsu Chemical Co. Ltd.		10,700	930
Shinsei Bank Ltd.		2,202,000	4,109
Shionogi & Co. Ltd.		72,900	3,749
SMC Corp.		13,400	3,773
SoftBank Corp.		160,300	12,159
Sohgo Security Services Co., Ltd.		37,000	1,615
Sony Corp.		240,900	8,266
Start Today Co. Ltd.		164,200	3,506
Sundrug Co. Ltd.		55,500	1,947
Tsuruha Holdings, Inc.		153,600	15,570
Welcia Holdings Co. Ltd.		236,400	7,613

TOTAL JAPAN			299,364

Luxembourg - 1.4%
B&M European Value Retail S.A.		3,767,184	16,443
Eurofins Scientific SA		24,700	12,164

TOTAL LUXEMBOURG			28,607

Netherlands - 6.0%
AerCap Holdings NV (a)		105,000	4,831
Altice NV:
Class A (a)		725,916	18,033
Class B (a)		192,233	4,781
ASML Holding NV		59,600	7,858
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/14/17 (a)(c)		438,901	2,101
IMCD Group BV		135,500	7,299
ING Groep NV (Certificaten Van Aandelen)		788,000	12,844
Koninklijke Philips Electronics NV		257,000	8,875
LyondellBasell Industries NV Class A		71,700	6,077
NXP Semiconductors NV (a)		83,900	8,872
RELX NV		697,138	13,483
Unilever NV:
(Certificaten Van Aandelen) (Bearer) (a)(b)		380,300	19,922
(NY Reg.) (a)		47,700	2,492
Wolters Kluwer NV		85,800	3,644

TOTAL NETHERLANDS			121,112

New Zealand - 0.1%
Ryman Healthcare Group Ltd.		453,134	2,685
Norway - 0.7%
Statoil ASA (b)		886,700	14,603
Philippines - 0.1%
Alliance Global Group, Inc.		7,233,854	2,135
Singapore - 0.4%
Broadcom Ltd.		36,100	7,971
South Africa - 1.2%
Capitec Bank Holdings Ltd.		31,900	1,820
EOH Holdings Ltd.		260,600	2,758
Naspers Ltd. Class N		107,400	20,422

TOTAL SOUTH AFRICA			25,000

Spain - 2.9%
Amadeus IT Holding SA Class A		309,400	16,683
CaixaBank SA		2,567,200	11,656
Grifols SA ADR		27,700	601
Hispania Activos Inmobiliarios SA		115,850	1,749
Inditex SA		441,944	16,950
Neinor Homes SLU		239,700	4,727
Prosegur Cash SA		2,253,100	5,743

TOTAL SPAIN			58,109

Sweden - 2.8%
ASSA ABLOY AB (B Shares)		568,200	12,310
Coor Service Management Holding AB		445,200	2,777
HEXPOL AB (B Shares)		222,600	2,474
Nordea Bank AB		1,408,200	17,330
Svenska Cellulosa AB (SCA) (B Shares)		492,100	16,301
Svenska Handelsbanken AB (A Shares)		363,000	5,152

TOTAL SWEDEN			56,344

Switzerland - 2.7%
Credit Suisse Group AG		823,119	12,553
Dufry AG (a)		1,430	234
Forbo Holding AG (Reg.)		260	426
Julius Baer Group Ltd.		88,190	4,599
Partners Group Holding AG		13,910	8,409
Sika AG		2,363	15,080
UBS Group AG		794,503	13,574

TOTAL SWITZERLAND			54,875

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		605,200	20,014
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)		746,100	3,989
United Kingdom - 16.9%
Ascential PLC		614,831	2,809
Booker Group PLC		3,185,300	8,004
British American Tobacco PLC sponsored ADR (b)		387,300	26,352
Bunzl PLC		221,800	6,918
Close Brothers Group PLC		38,700	848
Coca-Cola European Partners PLC		156,200	6,032
Compass Group PLC		577,400	11,658
Dialog Semiconductor PLC (a)		126,900	5,937
Dignity PLC		117,200	3,784
Diploma PLC		462,900	6,649
Domino's Pizza UK & IRL PLC		329,200	1,409
Essentra PLC		1,372,700	9,627
GlaxoSmithKline PLC		208,400	4,195
Halma PLC		203,800	2,780
Hastings Group Holdings PLC		220,903	865
HomeServe PLC		291,200	2,523
Howden Joinery Group PLC		194,100	1,164
Ibstock PLC		734,200	2,178
IMI PLC		148,900	2,467
Imperial Tobacco Group PLC		214,160	10,491
Indivior PLC		776,400	3,369
Informa PLC		430,742	3,582
ITV PLC		2,258,150	6,142
John Wood Group PLC		249,900	2,458
Liberty Global PLC Class A (a)		123,400	4,371
LivaNova PLC (a)		21,000	1,107
Lloyds Banking Group PLC		33,099,500	29,741
London Stock Exchange Group PLC		246,600	10,805
Melrose Industries PLC		4,604,963	14,106
Micro Focus International PLC		538,200	18,040
Next PLC		159,900	8,916
Polypipe Group PLC		352,000	1,816
Prudential PLC		1,353,033	30,029
Reckitt Benckiser Group PLC		232,813	21,451
Rio Tinto PLC		305,900	12,068
Softcat PLC		505,734	2,699
Spectris PLC		189,800	6,785
St. James's Place Capital PLC		1,085,900	16,146
Standard Chartered PLC (United Kingdom) (a)		494,496	4,619
Standard Life PLC		904,818	4,265
TechnipFMC PLC (France) (a)		58,020	1,744
Tesco PLC (a)		2,645,900	6,279
Vodafone Group PLC sponsored ADR		323,600	8,475
Volution Group PLC		1,765,800	4,483

TOTAL UNITED KINGDOM			340,186

United States of America - 6.1%
Activision Blizzard, Inc.		71,200	3,720
Alexion Pharmaceuticals, Inc. (a)		34,900	4,460
Alphabet, Inc. Class C (a)		17,549	15,899
Amgen, Inc.		70,400	11,498
Bio-Rad Laboratories, Inc. Class A (a)		9,900	2,161
Coty, Inc. Class A		822,700	14,685
Fidelity National Information Services, Inc.		57,900	4,875
MasterCard, Inc. Class A		119,500	13,900
Molson Coors Brewing Co. Class B		53,300	5,111
MSCI, Inc.		30,200	3,030
NJOY, Inc. (a)(d)		725,848	0
Oceaneering International, Inc.		126,400	3,336
Qualcomm, Inc.		145,700	7,830
Quintiles Transnational Holdings, Inc. (a)		31,700	2,672
S&P Global, Inc.		99,400	13,338
Vertex Pharmaceuticals, Inc. (a)		30,000	3,549
Visa, Inc. Class A		149,100	13,601

TOTAL UNITED STATES OF AMERICA			123,665

TOTAL COMMON STOCKS
(Cost $1,562,009)			1,924,209

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.1%
Itau Unibanco Holding SA		162,490	2,010
Germany - 1.3%
Henkel AG & Co. KGaA		147,100	20,030
Jungheinrich AG		42,500	1,480
Sartorius AG (non-vtg.)		51,200	4,688

TOTAL GERMANY			26,198

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,697)			28,208
		Principal Amount (000s)(e)	Value (000s)

Government Obligations - 0.1%
Japan - 0.1%
Japan Government 0.1% 4/15/19 (Cost $1,951)	JPY	212,800	1,920
		Shares	Value (000s)

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.85% (f)		55,384,013	55,395
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)		90,670,470	90,680
TOTAL MONEY MARKET FUNDS
(Cost $146,079)			146,075
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $1,730,736)			2,100,412
NET OTHER ASSETS (LIABILITIES) - (4.0)%			(81,658)
NET ASSETS - 100%			$2,018,754

Currency Abbreviations

JPY – Japanese yen

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,101,000 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	6/7/13 - 2/14/14	$808

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$163
Fidelity Securities Lending Cash Central Fund	384
Total	$547

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$252,634	$181,500	$71,134	$--
Consumer Staples	277,894	206,951	70,943	--
Energy	93,050	78,447	14,603	--
Financials	450,103	291,145	158,958	--
Health Care	272,120	160,573	111,547	--
Industrials	226,186	177,704	48,482	--
Information Technology	256,089	232,630	23,459	--
Materials	73,570	54,647	18,923	--
Real Estate	6,913	6,913	--	--
Telecommunication Services	41,694	8,475	33,219	--
Utilities	2,164	2,164	--	--
Government Obligations	1,920	--	1,920	--
Money Market Funds	146,075	146,075	--	--
Total Investments in Securities:	$2,100,412	$1,547,224	$553,188	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$89,769
Level 2 to Level 1	$49,055

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,204) — See accompanying schedule: Unaffiliated issuers (cost $1,584,657)	$1,954,337
Fidelity Central Funds (cost $146,079)	146,075
Total Investments (cost $1,730,736)		$2,100,412
Foreign currency held at value (cost $376)		376
Receivable for investments sold		9,129
Receivable for fund shares sold		2,930
Dividends receivable		9,020
Distributions receivable from Fidelity Central Funds		176
Prepaid expenses		1
Other receivables		262
Total assets		2,122,306
Liabilities
Payable for investments purchased	$6,949
Payable for fund shares redeemed	3,489
Accrued management fee	1,095
Distribution and service plan fees payable	363
Other affiliated payables	388
Other payables and accrued expenses	584
Collateral on securities loaned	90,684
Total liabilities		103,552
Net Assets		$2,018,754
Net Assets consist of:
Paid in capital		$4,172,691
Undistributed net investment income		5,486
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,528,704)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		369,281
Net Assets		$2,018,754
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($542,003 ÷ 25,560 shares)		$21.21
Maximum offering price per share (100/94.25 of $21.21)		$22.50
Class M:
Net Asset Value and redemption price per share ($214,262 ÷ 10,176 shares)		$21.06
Maximum offering price per share (100/96.50 of $21.06)		$21.82
Class C:
Net Asset Value and offering price per share ($204,876 ÷ 10,091 shares)(a)		$20.30
Class I:
Net Asset Value, offering price and redemption price per share ($854,021 ÷ 39,630 shares)		$21.55
Class Z:
Net Asset Value, offering price and redemption price per share ($203,592 ÷ 9,454 shares)		$21.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$17,355
Interest		29
Income from Fidelity Central Funds		547
Income before foreign taxes withheld		17,931
Less foreign taxes withheld		(1,284)
Total income		16,647
Expenses
Management fee	$6,221
Transfer agent fees	1,895
Distribution and service plan fees	2,205
Accounting and security lending fees	414
Custodian fees and expenses	133
Independent trustees' fees and expenses	4
Registration fees	73
Audit	50
Legal	5
Miscellaneous	8
Total expenses before reductions	11,008
Expense reductions	(82)	10,926
Net investment income (loss)		5,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,469
Fidelity Central Funds	(5)
Foreign currency transactions	(149)
Total net realized gain (loss)		83,315
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $275)	105,093
Assets and liabilities in foreign currencies	180
Total change in net unrealized appreciation (depreciation)		105,273
Net gain (loss)		188,588
Net increase (decrease) in net assets resulting from operations		$194,309

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,721	$18,202
Net realized gain (loss)	83,315	15,579
Change in net unrealized appreciation (depreciation)	105,273	(90,409)
Net increase (decrease) in net assets resulting from operations	194,309	(56,628)
Distributions to shareholders from net investment income	(18,146)	(12,902)
Distributions to shareholders from net realized gain	(4,351)	–
Total distributions	(22,497)	(12,902)
Share transactions - net increase (decrease)	(7,936)	(101,000)
Redemption fees	8	32
Total increase (decrease) in net assets	163,884	(170,498)
Net Assets
Beginning of period	1,854,870	2,025,368
End of period	$2,018,754	$1,854,870
Other Information
Undistributed net investment income end of period	$5,486	$17,911

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.38	$20.10	$19.56	$19.47	$15.63	$14.61
Income from Investment Operations
Net investment income (loss)A	.06	.18	.15	.27B	.19	.18
Net realized and unrealized gain (loss)	2.00	(.77)	.61	.17	3.92	1.03
Total from investment operations	2.06	(.59)	.76	.44	4.11	1.21
Distributions from net investment income	(.19)	(.13)	(.20)	(.18)	(.21)	(.19)
Distributions from net realized gain	(.05)	–	(.02)	(.17)	(.06)	–
Total distributions	(.23)C	(.13)	(.22)	(.35)	(.27)	(.19)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$21.21	$19.38	$20.10	$19.56	$19.47	$15.63
Total ReturnE,F,G	10.80%	(2.97)%	3.93%	2.28%	26.69%	8.47%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.22%J	1.23%	1.22%	1.26%	1.31%	1.32%
Expenses net of fee waivers, if any	1.22%J	1.23%	1.22%	1.26%	1.30%	1.32%
Expenses net of all reductions	1.21%J	1.22%	1.21%	1.26%	1.28%	1.31%
Net investment income (loss)	.58%J	.92%	.75%	1.34%B	1.08%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$542	$574	$662	$693	$756	$762
Portfolio turnover rateK	43%J	31%	34%	40%	50%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.046 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.21	$19.92	$19.38	$19.30	$15.49	$14.46
Income from Investment Operations
Net investment income (loss)A	.03	.13	.10	.21B	.14	.14
Net realized and unrealized gain (loss)	1.99	(.77)	.61	.18	3.89	1.03
Total from investment operations	2.02	(.64)	.71	.39	4.03	1.17
Distributions from net investment income	(.13)	(.07)	(.15)	(.14)	(.16)	(.14)
Distributions from net realized gain	(.05)	–	(.02)	(.17)	(.06)	–
Total distributions	(.17)C	(.07)	(.17)	(.31)	(.22)	(.14)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$21.06	$19.21	$19.92	$19.38	$19.30	$15.49
Total ReturnE,F,G	10.65%	(3.22)%	3.67%	2.04%	26.37%	8.17%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.49%J	1.49%	1.48%	1.51%	1.55%	1.58%
Expenses net of fee waivers, if any	1.49%J	1.49%	1.48%	1.51%	1.55%	1.58%
Expenses net of all reductions	1.48%J	1.48%	1.47%	1.51%	1.53%	1.57%
Net investment income (loss)	.31%J	.66%	.49%	1.09%B	.83%	.94%
Supplemental Data
Net assets, end of period (in millions)	$214	$224	$271	$284	$319	$304
Portfolio turnover rateK	43%J	31%	34%	40%	50%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.046 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.48	$19.19	$18.68	$18.63	$14.97	$13.95
Income from Investment Operations
Net investment income (loss)A	(.02)	.03	–B	.11C	.06	.06
Net realized and unrealized gain (loss)	1.92	(.74)	.59	.18	3.75	1.01
Total from investment operations	1.90	(.71)	.59	.29	3.81	1.07
Distributions from net investment income	(.03)	–	(.06)	(.07)	(.09)	(.05)
Distributions from net realized gain	(.05)	–	(.02)	(.17)	(.06)	–
Total distributions	(.08)	–	(.08)	(.24)	(.15)	(.05)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.30	$18.48	$19.19	$18.68	$18.63	$14.97
Total ReturnD,E,F	10.32%	(3.70)%	3.15%	1.58%	25.71%	7.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.98%I	1.98%	1.97%	2.00%	2.04%	2.06%
Expenses net of fee waivers, if any	1.98%I	1.98%	1.97%	2.00%	2.04%	2.06%
Expenses net of all reductions	1.97%I	1.98%	1.96%	2.00%	2.01%	2.05%
Net investment income (loss)	(.17)%I	.17%	- %J	.60%C	.35%	.46%
Supplemental Data
Net assets, end of period (in millions)	$205	$206	$251	$243	$264	$246
Portfolio turnover rateK	43%I	31%	34%	40%	50%	34%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.73	$20.46	$19.91	$19.80	$15.90	$14.87
Income from Investment Operations
Net investment income (loss)A	.09	.24	.21	.33B	.24	.23
Net realized and unrealized gain (loss)	2.03	(.78)	.63	.18	3.98	1.05
Total from investment operations	2.12	(.54)	.84	.51	4.22	1.28
Distributions from net investment income	(.25)	(.19)	(.26)	(.23)	(.26)	(.25)
Distributions from net realized gain	(.05)	–	(.02)	(.17)	(.06)	–
Total distributions	(.30)	(.19)	(.29)C	(.40)	(.32)	(.25)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$21.55	$19.73	$20.46	$19.91	$19.80	$15.90
Total ReturnE,F	10.91%	(2.69)%	4.24%	2.60%	27.03%	8.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	.94%	.94%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	.94%I	.94%	.94%	.97%	.99%	1.00%
Expenses net of all reductions	.93%I	.94%	.94%	.97%	.97%	.99%
Net investment income (loss)	.86%I	1.21%	1.03%	1.63%B	1.39%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$854	$757	$747	$648	$636	$546
Portfolio turnover rateJ	43%I	31%	34%	40%	50%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$19.73	$20.46	$19.93	$19.81	$18.54
Income from Investment Operations
Net investment income (loss)B	.10	.27	.24	.36C	.03
Net realized and unrealized gain (loss)	2.04	(.78)	.61	.19	1.24
Total from investment operations	2.14	(.51)	.85	.55	1.27
Distributions from net investment income	(.28)	(.22)	(.30)	(.26)	–
Distributions from net realized gain	(.05)	–	(.02)	(.17)	–
Total distributions	(.33)	(.22)	(.32)	(.43)	–
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–
Net asset value, end of period	$21.54	$19.73	$20.46	$19.93	$19.81
Total ReturnE,F	11.04%	(2.54)%	4.34%	2.81%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.79%	.81%	.83%I
Expenses net of fee waivers, if any	.79%I	.79%	.79%	.81%	.83%I
Expenses net of all reductions	.78%I	.79%	.78%	.81%	.80%I
Net investment income (loss)	1.01%I	1.36%	1.18%	1.79%C	.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$203,592	$92,860	$82,925	$24,050	$107
Portfolio turnover rateJ	43%I	31%	34%	40%	50%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, future transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$425,475
Gross unrealized depreciation	(72,712)
Net unrealized appreciation (depreciation) on securities	$352,763
Tax cost	$1,747,649

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(2,594,652)
Total capital loss carryforward	$(2,594,652)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $392,026 and $455,934, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$682	$–
Class M	.25%	.25%	534	–(a)
Class C	.75%	.25%	989	41
			$2,205	$41

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$33
Class M	7
Class C(a)	2
$42

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$619.23
Class M	260.24
Class C	231.23
Class I	756.20
Class Z	29.05
	$1,895

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $429. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $384, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by an amount less than five hundred dollars.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$5,441	$4,188
Class M	1,460	941
Class C	337	–
Class I	9,584	6,836
Class Z	1,324	937
Total	$18,146	$12,902
From net realized gain
Class A	$1,338	$–
Class M	524	–
Class C	500	–
Class I	1,772	–
Class Z	217	–
Total	$4,351	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	1,895	4,511	$37,246	$86,702
Reinvestment of distributions	342	200	6,436	3,990
Shares redeemed	(6,318)	(7,981)	(123,909)	(153,400)
Net increase (decrease)	(4,081)	(3,270)	$(80,227)	$(62,708)
Class M
Shares sold	424	1,081	$8,272	$20,518
Reinvestment of distributions	102	46	1,912	909
Shares redeemed	(1,996)	(3,108)	(38,926)	(59,258)
Net increase (decrease)	(1,470)	(1,981)	$(28,742)	$(37,831)
Class B
Shares sold	–	3	$–	$57
Shares redeemed	–	(578)	–	(10,435)
Net increase (decrease)	–	(575)	$–	$(10,378)
Class C
Shares sold	305	1,039	$5,725	$19,189
Reinvestment of distributions	40	–	720	–
Shares redeemed	(1,423)	(2,956)	(26,496)	(54,266)
Net increase (decrease)	(1,078)	(1,917)	$(20,051)	$(35,077)
Class I
Shares sold	9,060	16,017	$180,226	$309,300
Reinvestment of distributions	479	284	9,168	5,760
Shares redeemed	(8,302)	(14,428)	(164,749)	(283,183)
Net increase (decrease)	1,237	1,873	$24,645	$31,877
Class Z
Shares sold	5,854	1,247	$118,788	$24,679
Reinvestment of distributions	81	46	1,541	937
Shares redeemed	(1,187)	(639)	(23,890)	(12,499)
Net increase (decrease)	4,748	654	$96,439	$13,117

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.22%
Actual		$1,000.00	$1,108.00	$6.38
Hypothetical-C		$1,000.00	$1,018.74	$6.11
Class M	1.49%
Actual		$1,000.00	$1,106.50	$7.78
Hypothetical-C		$1,000.00	$1,017.41	$7.45
Class C	1.98%
Actual		$1,000.00	$1,103.20	$10.33
Hypothetical-C		$1,000.00	$1,014.98	$9.89
Class I	.94%
Actual		$1,000.00	$1,109.10	$4.92
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Class Z	.79%
Actual		$1,000.00	$1,110.40	$4.13
Hypothetical-C		$1,000.00	$1,020.88	$3.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ADIF-SANN-0617
1.720067.118

Fidelity Advisor® International Capital Appreciation Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.7	1.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.4	1.2
Unilever PLC (United Kingdom, Personal Products)	1.3	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.2	1.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.1	1.1
	6.7

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.1	18.0
Information Technology	17.0	17.3
Consumer Staples	13.4	18.7
Consumer Discretionary	13.0	14.6
Financials	12.2	7.7

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	15.3	10.8
United States of America	12.1	19.5
France	8.8	3.1
Japan	5.6	12.4
Germany	5.2	4.9

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

As of October 31, 2016
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 2.4%
Amcor Ltd.	303,220	$3,566,973
CSL Ltd.	42,791	4,247,154
realestate.com.au Ltd.	68,727	3,164,446
Sydney Airport unit	627,531	3,237,578

TOTAL AUSTRALIA		14,216,151

Bailiwick of Guernsey - 0.5%
Burford Capital Ltd.	310,400	3,135,835
Bailiwick of Jersey - 1.8%
Experian PLC	165,500	3,560,364
Wolseley PLC	61,045	3,879,846
WPP PLC	174,700	3,740,943

TOTAL BAILIWICK OF JERSEY		11,181,153

Belgium - 0.9%
Anheuser-Busch InBev SA NV	49,320	5,561,835
Bermuda - 1.0%
Credicorp Ltd. (United States)	21,700	3,334,422
IHS Markit Ltd. (a)	68,000	2,951,200

TOTAL BERMUDA		6,285,622

Brazil - 1.6%
Equatorial Energia SA	179,000	3,242,139
Kroton Educacional SA	689,800	3,249,007
Ultrapar Participacoes SA	138,200	3,066,128

TOTAL BRAZIL		9,557,274

Canada - 4.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	83,610	3,845,307
Canadian National Railway Co.	64,340	4,650,693
CCL Industries, Inc. Class B	14,710	3,405,267
Constellation Software, Inc.	6,780	3,100,954
Descartes Systems Group, Inc. (a)	129,200	2,981,429
Open Text Corp.	95,200	3,300,843
Waste Connection, Inc. (Canada)	36,220	3,332,118

TOTAL CANADA		24,616,611

Cayman Islands - 3.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	59,460	6,867,630
NetEase, Inc. ADR	13,800	3,662,382
Tencent Holdings Ltd.	271,900	8,519,535

TOTAL CAYMAN ISLANDS		19,049,547

Denmark - 1.2%
Coloplast A/S Series B	42,000	3,596,284
DSV de Sammensluttede Vognmaend A/S	61,000	3,398,294

TOTAL DENMARK		6,994,578

France - 8.8%
ALTEN	8,503	720,608
Dassault Systemes SA	38,600	3,444,909
Essilor International SA	29,556	3,829,637
Imerys SA	37,100	3,192,225
L'Oreal SA	22,120	4,405,829
Legrand SA	58,600	3,793,594
LVMH Moet Hennessy - Louis Vuitton SA (b)	21,937	5,415,563
Orpea	33,030	3,373,445
Rubis	32,000	3,251,517
Sartorius Stedim Biotech (b)	48,500	3,252,808
Sodexo SA	27,540	3,500,921
SR Teleperformance SA	28,600	3,593,612
Thales SA	32,830	3,451,721
Valeo SA	50,500	3,630,637
VINCI SA	53,800	4,585,836

TOTAL FRANCE		53,442,862

Germany - 5.2%
adidas AG	19,065	3,819,144
Fresenius SE & Co. KGaA	50,200	4,068,952
HeidelbergCement Finance AG	39,600	3,666,584
Henkel AG & Co. KGaA	35,313	4,121,680
Rheinmetall AG	32,500	2,982,640
SAP AG	58,407	5,850,398
Symrise AG	51,500	3,605,480
Wirecard AG (b)	52,200	3,082,460

TOTAL GERMANY		31,197,338

Hong Kong - 1.5%
AIA Group Ltd.	817,200	5,657,526
Techtronic Industries Co. Ltd.	742,000	3,186,126

TOTAL HONG KONG		8,843,652

India - 5.1%
Adani Ports & Special Economic Zone Ltd. (a)	624,901	3,185,255
Asian Paints Ltd.	199,411	3,475,347
HDFC Bank Ltd.	140,307	3,425,157
Housing Development Finance Corp. Ltd.	173,728	4,153,772
IndusInd Bank Ltd. (a)	145,287	3,265,398
ITC Ltd.	744,009	3,217,211
LIC Housing Finance Ltd.	330,837	3,442,166
Maruti Suzuki India Ltd.	33,499	3,399,844
Zee Entertainment Enterprises Ltd.	378,578	3,102,408

TOTAL INDIA		30,666,558

Indonesia - 1.1%
PT Bank Central Asia Tbk	2,774,200	3,694,354
PT Bank Rakyat Indonesia Tbk	3,289,600	3,183,723

TOTAL INDONESIA		6,878,077

Ireland - 2.4%
CRH PLC	120,700	4,400,840
James Hardie Industries PLC CDI	188,730	3,203,748
Kerry Group PLC Class A	41,920	3,425,672
Kingspan Group PLC (Ireland)	98,060	3,411,193

TOTAL IRELAND		14,441,453

Israel - 1.1%
Check Point Software Technologies Ltd. (a)	31,800	3,307,518
Frutarom Industries Ltd.	56,400	3,315,357

TOTAL ISRAEL		6,622,875

Italy - 1.1%
Buzzi Unicem SpA	131,700	3,385,675
Davide Campari-Milano SpA	268,200	3,172,752

TOTAL ITALY		6,558,427

Japan - 5.6%
Benefit One, Inc.	94,300	2,880,390
Daikin Industries Ltd.	38,100	3,699,776
Kansai Paint Co. Ltd.	156,900	3,473,686
Keyence Corp.	9,754	3,919,975
Misumi Group, Inc.	163,700	3,099,984
Nitori Holdings Co. Ltd.	25,200	3,280,126
Recruit Holdings Co. Ltd.	68,100	3,439,363
Relo Holdings Corp.	200,100	3,284,889
Sundrug Co. Ltd.	92,100	3,230,419
Tsuruha Holdings, Inc.	33,100	3,355,281

TOTAL JAPAN		33,663,889

Kenya - 0.5%
Safaricom Ltd.	16,644,600	3,104,734
Luxembourg - 0.4%
Eurofins Scientific SA	5,120	2,521,459
Mexico - 1.9%
CEMEX S.A.B. de CV sponsored ADR	380,000	3,503,600
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	338,700	3,483,211
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	188,510	3,577,086
Grupo Cementos de Chihuahua S.A.B. de CV	222,100	1,053,442

TOTAL MEXICO		11,617,339

Netherlands - 2.6%
ASML Holding NV (Netherlands)	31,500	4,163,876
Heineken NV (Bearer)	41,500	3,700,107
RELX NV	227,921	4,408,111
Wolters Kluwer NV	81,000	3,440,216

TOTAL NETHERLANDS		15,712,310

New Zealand - 0.5%
Auckland International Airport Ltd.	618,003	2,927,814
Philippines - 1.2%
Ayala Land, Inc.	1,451,600	1,021,734
SM Investments Corp.	213,642	3,101,231
SM Prime Holdings, Inc.	4,829,500	2,869,687

TOTAL PHILIPPINES		6,992,652

Russia - 0.7%
Sberbank of Russia	1,379,270	4,006,170
South Africa - 2.0%
Capitec Bank Holdings Ltd.	58,100	3,315,205
FirstRand Ltd.	869,600	3,243,817
Naspers Ltd. Class N	29,880	5,681,727

TOTAL SOUTH AFRICA		12,240,749

Spain - 1.8%
Aena SA	20,930	3,693,446
Amadeus IT Holding SA Class A	76,160	4,106,574
Grifols SA	124,800	3,351,715

TOTAL SPAIN		11,151,735

Sweden - 3.6%
ASSA ABLOY AB (B Shares) (b)	182,018	3,943,556
Atlas Copco AB (A Shares)	111,000	4,150,610
Hexagon AB (B Shares)	77,500	3,374,815
Indutrade AB	155,168	3,666,655
Saab AB (B Shares)	67,800	3,361,946
Svenska Cellulosa AB (SCA) (B Shares)	103,100	3,415,210

TOTAL SWEDEN		21,912,792

Switzerland - 3.3%
Kaba Holding AG (B Shares) (Reg.)	3,970	3,401,432
Nestle SA (Reg. S)	131,859	10,155,843
Partners Group Holding AG	5,710	3,451,824
Sika AG	476	3,037,789

TOTAL SWITZERLAND		20,046,888

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	227,070	7,509,205
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	2,560,300	2,978,384
United Kingdom - 15.3%
Ascential PLC	745,997	3,408,808
Ashtead Group PLC	167,300	3,534,164
BAE Systems PLC	478,100	3,883,117
British American Tobacco PLC (United Kingdom)	101,800	6,877,951
Bunzl PLC	117,100	3,652,164
Cineworld Group PLC	146,600	1,336,729
Compass Group PLC	218,941	4,420,596
ConvaTec Group PLC	832,500	3,311,318
Halma PLC	242,600	3,308,689
Imperial Tobacco Group PLC	91,623	4,488,104
Inchcape PLC	263,000	2,910,748
InterContinental Hotel Group PLC	62,500	3,315,712
Intertek Group PLC	67,400	3,549,475
John David Group PLC	541,700	3,122,164
London Stock Exchange Group PLC	82,800	3,628,016
Mondi PLC	132,200	3,426,221
Prudential PLC	216,071	4,795,450
Reckitt Benckiser Group PLC	51,130	4,710,993
Rentokil Initial PLC	1,018,200	3,283,744
Rightmove PLC	61,430	3,330,555
Sage Group PLC	410,800	3,564,857
St. James's Place Capital PLC	241,300	3,587,865
Unilever PLC	147,600	7,593,774
Worldpay Group PLC	849,100	3,299,263

TOTAL UNITED KINGDOM		92,340,477

United States of America - 12.1%
A.O. Smith Corp.	58,784	3,167,282
Adobe Systems, Inc. (a)	23,660	3,164,288
Alphabet, Inc. Class C (a)	2,960	2,681,642
Altria Group, Inc.	41,770	2,998,251
Amazon.com, Inc. (a)	2,960	2,737,970
American Tower Corp.	24,400	3,072,936
Amphenol Corp. Class A	41,462	2,998,117
Ecolab, Inc.	22,200	2,865,798
Equifax, Inc.	22,700	3,071,537
Facebook, Inc. Class A (a)	22,130	3,325,033
Fiserv, Inc. (a)	25,829	3,077,267
Henry Schein, Inc. (a)	17,710	3,077,998
Home Depot, Inc.	20,600	3,215,660
Marriott International, Inc. Class A	32,200	3,040,324
MasterCard, Inc. Class A	26,650	3,099,928
Mettler-Toledo International, Inc. (a)	6,280	3,224,278
Moody's Corp.	28,040	3,317,693
MSCI, Inc.	29,290	2,938,373
Philip Morris International, Inc.	27,410	3,038,124
Priceline Group, Inc. (a)	1,520	2,807,166
S&P Global, Inc.	23,964	3,215,729
Sherwin-Williams Co.	8,780	2,938,490
The Walt Disney Co.	25,800	2,982,480
Visa, Inc. Class A	34,240	3,123,373

TOTAL UNITED STATES OF AMERICA		73,179,737

TOTAL COMMON STOCKS
(Cost $510,504,456)		581,156,182

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $3,614,155)	338,280	4,160,844

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.85% (c)	15,788,222	15,791,380
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	10,155,254	10,156,269
TOTAL MONEY MARKET FUNDS
(Cost $25,947,869)		25,947,649
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $540,066,480)		611,264,675
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(7,356,530)
NET ASSETS - 100%		$603,908,145

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,568
Fidelity Securities Lending Cash Central Fund	47,231
Total	$70,799

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$78,469,249	$59,210,420	$19,258,829	$--
Consumer Staples	81,314,343	46,413,947	34,900,396	--
Energy	3,066,128	3,066,128	--	--
Financials	72,953,339	60,726,562	12,226,777	--
Health Care	37,855,048	34,258,764	3,596,284	--
Industrials	133,408,638	117,499,475	15,909,163	--
Information Technology	102,886,123	88,516,190	14,369,933	--
Materials	55,516,522	51,115,682	4,400,840	--
Real Estate	10,249,246	10,249,246	--	--
Telecommunication Services	3,104,734	3,104,734	--	--
Utilities	6,493,656	6,493,656	--	--
Money Market Funds	25,947,649	25,947,649	--	--
Total Investments in Securities:	$611,264,675	$506,602,453	$104,662,222	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$17,755,072
Level 2 to Level 1	$5,324,084

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,729,459) — See accompanying schedule: Unaffiliated issuers (cost $514,118,611)	$585,317,026
Fidelity Central Funds (cost $25,947,869)	25,947,649
Total Investments (cost $540,066,480)		$611,264,675
Foreign currency held at value (cost $203,321)		203,321
Receivable for investments sold		14,378,334
Receivable for fund shares sold		2,427,608
Dividends receivable		1,545,761
Distributions receivable from Fidelity Central Funds		27,163
Prepaid expenses		205
Receivable from investment adviser for expense reductions		99
Other receivables		344,130
Total assets		630,191,296
Liabilities
Payable for investments purchased	$14,246,251
Payable for fund shares redeemed	733,303
Accrued management fee	374,757
Distribution and service plan fees payable	92,850
Other affiliated payables	110,134
Other payables and accrued expenses	569,368
Collateral on securities loaned	10,156,488
Total liabilities		26,283,151
Net Assets		$603,908,145
Net Assets consist of:
Paid in capital		$563,929,340
Undistributed net investment income		477,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,108,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,609,123
Net Assets		$603,908,145
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($113,461,466 ÷ 6,744,612 shares)		$16.82
Maximum offering price per share (100/94.25 of $16.82)		$17.85
Class M:
Net Asset Value and redemption price per share ($67,386,588 ÷ 4,098,578 shares)		$16.44
Maximum offering price per share (100/96.50 of $16.44)		$17.04
Class C:
Net Asset Value and offering price per share ($54,219,519 ÷ 3,625,398 shares)(a)		$14.96
Class I:
Net Asset Value, offering price and redemption price per share ($357,799,034 ÷ 19,942,676 shares)		$17.94
Class Z:
Net Asset Value, offering price and redemption price per share ($11,041,538 ÷ 615,210 shares)		$17.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$4,140,710
Income from Fidelity Central Funds		70,799
Income before foreign taxes withheld		4,211,509
Less foreign taxes withheld		(364,631)
Total income		3,846,878
Expenses
Management fee
Basic fee	$1,649,597
Performance adjustment	222,317
Transfer agent fees	483,192
Distribution and service plan fees	530,233
Accounting and security lending fees	122,312
Custodian fees and expenses	123,092
Independent trustees' fees and expenses	899
Registration fees	74,007
Audit	43,033
Legal	1,429
Interest	192
Miscellaneous	1,618
Total expenses before reductions	3,251,921
Expense reductions	(85,121)	3,166,800
Net investment income (loss)		680,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,078,118)
Fidelity Central Funds	(1,000)
Foreign currency transactions	39,167
Total net realized gain (loss)		(2,039,951)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $499,534)	56,764,068
Assets and liabilities in foreign currencies	40,678
Total change in net unrealized appreciation (depreciation)		56,804,746
Net gain (loss)		54,764,795
Net increase (decrease) in net assets resulting from operations		$55,444,873

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$680,078	$788,667
Net realized gain (loss)	(2,039,951)	(4,570,627)
Change in net unrealized appreciation (depreciation)	56,804,746	(437,385)
Net increase (decrease) in net assets resulting from operations	55,444,873	(4,219,345)
Distributions to shareholders from net investment income	(869,630)	(237,879)
Share transactions - net increase (decrease)	147,172,285	146,558,359
Redemption fees	18,892	21,382
Total increase (decrease) in net assets	201,766,420	142,122,517
Net Assets
Beginning of period	402,141,725	260,019,208
End of period	$603,908,145	$402,141,725
Other Information
Undistributed net investment income end of period	$477,962	$667,514

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.26	$15.25	$14.77	$13.96	$11.25	$10.21
Income from Investment Operations
Net investment income (loss)A	.02	.05	.05	.06	.07	.08
Net realized and unrealized gain (loss)	1.56	(.03)	.46	.82	2.73	1.05
Total from investment operations	1.58	.02	.51	.88	2.80	1.13
Distributions from net investment income	(.02)	(.01)	(.03)	(.07)	(.09)	(.09)
Distributions from net realized gain	–	–	–	–	–	(.01)
Total distributions	(.02)	(.01)	(.03)	(.07)	(.09)	(.09)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$16.82	$15.26	$15.25	$14.77	$13.96	$11.25
Total ReturnD,E,F	10.34%	.12%	3.46%	6.31%	24.99%	11.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.50%	1.58%	1.73%	1.74%	1.78%
Expenses net of fee waivers, if any	1.42%I	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.39%I	1.43%	1.42%	1.44%	1.39%	1.41%
Net investment income (loss)	.23%I	.34%	.30%	.42%	.58%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$113,461	$127,536	$89,753	$51,567	$49,797	$40,624
Portfolio turnover rateJ	180%I	167%	176%	197%	138%	142%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$14.94	$14.47	$13.68	$11.03	$10.00
Income from Investment Operations
Net investment income (loss)A	–B	.01	.01	.02	.04	.05
Net realized and unrealized gain (loss)	1.52	(.03)	.46	.81	2.66	1.04
Total from investment operations	1.52	(.02)	.47	.83	2.70	1.09
Distributions from net investment income	–	–	–	(.04)	(.05)	(.06)
Distributions from net realized gain	–	–	–	–	–	(.01)
Total distributions	–	–	–	(.04)	(.05)	(.06)C
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.44	$14.92	$14.94	$14.47	$13.68	$11.03
Total ReturnD,E,F	10.19%	(.13)%	3.25%	6.07%	24.57%	10.99%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.68%I	1.76%	1.86%	1.94%	1.96%	2.03%
Expenses net of fee waivers, if any	1.68%I	1.70%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.65%I	1.68%	1.67%	1.69%	1.64%	1.66%
Net investment income (loss)	(.02)%I	.09%	.05%	.17%	.33%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$67,387	$62,866	$60,293	$58,454	$60,152	$53,835
Portfolio turnover rateJ	180%I	167%	176%	197%	138%	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$13.69	$13.33	$12.63	$10.18	$9.23
Income from Investment Operations
Net investment income (loss)A	(.04)	(.06)	(.06)	(.04)	(.02)	–B
Net realized and unrealized gain (loss)	1.39	(.02)	.42	.74	2.47	.96
Total from investment operations	1.35	(.08)	.36	.70	2.45	.96
Distributions from net investment income	–	–	–	–	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.01)
Total distributions	–	–	–	–	–	(.01)C
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$14.96	$13.61	$13.69	$13.33	$12.63	$10.18
Total ReturnD,E,F	9.92%	(.58)%	2.70%	5.54%	24.07%	10.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.18%I	2.27%	2.33%	2.47%	2.49%	2.53%
Expenses net of fee waivers, if any	2.18%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.15%I	2.18%	2.17%	2.19%	2.14%	2.16%
Net investment income (loss)	(.53)%I	(.41)%	(.45)%	(.33)%	(.17)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$54,220	$42,146	$36,491	$20,910	$21,334	$18,090
Portfolio turnover rateJ	180%I	167%	176%	197%	138%	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.30	$16.28	$15.75	$14.87	$11.99	$10.87
Income from Investment Operations
Net investment income (loss)A	.04	.10	.09	.10	.11	.11
Net realized and unrealized gain (loss)	1.66	(.04)	.51	.87	2.89	1.13
Total from investment operations	1.70	.06	.60	.97	3.00	1.24
Distributions from net investment income	(.06)	(.04)	(.07)	(.09)	(.12)	(.12)
Distributions from net realized gain	–	–	–	–	–	(.01)
Total distributions	(.06)	(.04)	(.07)	(.09)	(.12)	(.12)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$17.94	$16.30	$16.28	$15.75	$14.87	$11.99
Total ReturnD,E	10.47%	.36%	3.80%	6.58%	25.20%	11.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.21%	1.27%	1.38%	1.39%	1.48%
Expenses net of fee waivers, if any	1.12%H	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.09%H	1.18%	1.17%	1.20%	1.14%	1.16%
Net investment income (loss)	.53%H	.59%	.55%	.67%	.83%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$357,799	$169,594	$72,421	$18,449	$7,768	$4,568
Portfolio turnover rateI	180%H	167%	176%	197%	138%	142%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class Z

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.22
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	1.63
Total from investment operations	1.73
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Redemption fees added to paid in capitalB,C	–
Net asset value, end of period	$17.95
Total ReturnD,E	10.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%H
Expenses net of fee waivers, if any	1.05%H
Expenses net of all reductions	1.02%H
Net investment income (loss)	2.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,042
Portfolio turnover rateI	180%H

 A For the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$72,932,547
Gross unrealized depreciation	(2,967,396)
Net unrealized appreciation (depreciation) on securities	$69,965,151
Tax cost	$541,299,524

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(23,967,872)
No expiration
Short-term	(3,524,660)
Total capital loss carryforward	$(27,492,532)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $557,381,887 and $421,396,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$151,791	$7,149
Class M	.25%	.25%	154,498	1,417
Class C	.75%	.25%	223,944	68,606
			$530,233	$77,172

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$30,997
Class M	4,569
Class C(a)	2,951
$38,517

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$134,580.22
Class M	72,437.23
Class C	53,265.24
Class I	222,713.18
Class Z	197.05
	$483,192

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,137 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,374,000	1.09%	$192

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $748 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47,231. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following class was in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	1.05%	$99

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $83,056 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $53.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,913.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$139,469	$45,965
Class I	730,161	191,914
Total	$869,630	$237,879

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017(a)	Year ended October 31, 2016	Six months ended April 30, 2017(a)	Year ended October 31, 2016
Class A
Shares sold	2,352,593	4,095,510	$35,694,186	$63,002,207
Reinvestment of distributions	9,091	2,811	132,363	43,093
Shares redeemed	(3,973,111)	(1,626,397)	(60,953,999)	(24,751,730)
Net increase (decrease)	(1,611,427)	2,471,924	$(25,127,450)	$38,293,570
Class M
Shares sold	408,794	1,069,249	$6,085,789	$15,880,617
Shares redeemed	(523,813)	(891,336)	(7,755,860)	(13,215,276)
Net increase (decrease)	(115,019)	177,913	$(1,670,071)	$2,665,341
Class B
Shares sold	–	3,366	$–	$43,844
Shares redeemed	–	(80,538)	–	(1,078,498)
Net increase (decrease)	–	(77,172)	$–	$(1,034,654)
Class C
Shares sold	973,940	1,105,103	$13,381,421	$15,192,809
Shares redeemed	(446,296)	(672,432)	(6,000,308)	(9,064,572)
Net increase (decrease)	527,644	432,671	$7,381,113	$6,128,237
Class I
Shares sold	13,331,892	8,832,886	$217,747,167	$145,687,165
Reinvestment of distributions	38,510	8,426	597,293	137,601
Shares redeemed	(3,834,375)	(2,884,117)	(62,404,805)	(45,318,901)
Net increase (decrease)	9,536,027	5,957,195	$155,939,655	$100,505,865
Class Z
Shares sold	615,602	–	$10,655,997	$–
Shares redeemed	(392)	–	(6,959)	–
Net increase (decrease)	615,210	–	$10,649,038	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017) for Class A, Class M, Class C, and Class I and for the period (February 1, 2017 to April 30, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Class A	1.42%
Actual		$1,000.00	$1,103.40	$7.41-B
Hypothetical-C		$1,000.00	$1,017.75	$7.10-D
Class M	1.68%
Actual		$1,000.00	$1,101.90	$8.76-B
Hypothetical-C		$1,000.00	$1,016.46	$8.40-D
Class C	2.18%
Actual		$1,000.00	$1,099.20	$11.35-B
Hypothetical-C		$1,000.00	$1,013.98	$10.89-D
Class I	1.12%
Actual		$1,000.00	$1,104.70	$5.84-B
Hypothetical-C		$1,000.00	$1,019.24	$5.61-D
Class Z	1.05%
Actual		$1,000.00	$1,106.70	$2.70-B
Hypothetical-C		$1,000.00	$1,019.59	$5.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 89/365 (to reflect the period February 1, 2017 to April 30, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AICAP-SANN-0617
1.703428.119

Fidelity Advisor® Global Capital Appreciation Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp. (United States of America, Banks)	1.3	0.4
Alphabet, Inc. Class A (United States of America, Internet Software & Services)	1.2	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	0.0
Wells Fargo & Co. (United States of America, Banks)	1.1	0.0
Sanofi SA (France, Pharmaceuticals)	1.0	0.6
	5.8

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	25.1
Health Care	17.7	16.1
Financials	17.7	11.9
Consumer Discretionary	12.2	11.0
Industrials	11.9	15.4

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	44.5	44.9
United Kingdom	7.5	3.3
Japan	4.5	4.5
India	4.2	4.2
Cayman Islands	3.4	2.8

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

As of October 31, 2016
Stocks	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
		Shares	Value
Australia - 0.4%
Beacon Lighting Group Ltd.		195,795	$263,900
Corporate Travel Management Ltd.		18,017	274,679
Imdex Ltd. (a)		123,163	57,179

TOTAL AUSTRALIA			595,758

Austria - 0.4%
CA Immobilien Anlagen AG		20,200	442,608
IMMOFINANZ Immobilien Anlagen AG		46,100	95,914

TOTAL AUSTRIA			538,522

Bailiwick of Jersey - 0.3%
WNS Holdings Ltd. sponsored ADR (a)		11,600	371,432
Bermuda - 1.9%
Beijing Enterprises Water Group Ltd.		442,000	338,673
BW LPG Ltd.		6,900	30,385
Credicorp Ltd. (United States)		1,000	153,660
Essent Group Ltd. (a)		25,400	940,054
Genpact Ltd.		14,000	341,880
Great Eagle Holdings Ltd.		29,190	144,855
Tai Cheung Holdings Ltd.		483,000	454,539
Tai Fook Securities Group Ltd.		599,000	324,976

TOTAL BERMUDA			2,729,022

Brazil - 1.5%
BR Malls Participacoes SA		58,200	257,624
BTG Pactual Participations Ltd. unit		27,800	162,821
Construtora Tenda SA (a)		13,592	34,815
Construtora Tenda SA rights (a)		15,740	40,316
CVC Brasil Operadora e Agencia de Viagens SA		26,100	254,582
Direcional Engenharia SA		57,600	110,698
Fleury SA		15,400	254,819
Gafisa SA		13,592	77,894
M. Dias Branco SA		30,600	469,790
MRV Engenharia e Participacoes SA		56,500	283,742
Natura Cosmeticos SA		3,700	35,263
Sul America SA unit		29,364	155,329

TOTAL BRAZIL			2,137,693

Canada - 2.4%
Air Canada (a)		14,900	141,790
Constellation Software, Inc.		700	320,158
Gluskin Sheff + Associates, Inc.		14,900	185,343
Lions Gate Entertainment Corp.:
Class A		3,750	98,138
Class B (a)		3,750	89,438
Open Text Corp.		7,300	253,111
Pason Systems, Inc.		4,300	63,852
People Corp. (a)		150,000	582,396
PrairieSky Royalty Ltd.		15,800	344,346
Premium Brands Holdings Corp.		10,400	650,948
Suncor Energy, Inc.		18,500	579,781
Tahoe Resources, Inc.		17,100	138,549

TOTAL CANADA			3,447,850

Cayman Islands - 3.4%
Airtac International Group		23,000	262,548
China Medical System Holdings Ltd.		196,000	338,663
ChinaSoft International Ltd.		628,000	377,849
Geely Automobile Holdings Ltd.		180,000	242,982
Greatview Aseptic Pack Co. Ltd.		190,000	98,440
Kingsoft Corp. Ltd.		127,000	362,468
Minth Group Ltd.		84,000	312,097
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		8,800	567,952
Nexteer Auto Group Ltd.		237,000	369,287
Silergy Corp.		25,000	451,643
Sunny Optical Technology Group Co. Ltd.		43,000	353,803
Theravance Biopharma, Inc. (a)		9,900	399,267
Tongda Group Holdings Ltd.		820,000	322,588
Xinyi Glass Holdings Ltd.		318,000	282,091

TOTAL CAYMAN ISLANDS			4,741,678

China - 2.3%
Air China Ltd. (H Shares)		412,000	364,946
Bank of China Ltd. (H Shares)		946,000	458,506
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		400,000	243,754
China Construction Bank Corp. (H Shares)		833,000	676,822
Guangzhou Automobile Group Co. Ltd. (H Shares)		158,000	245,785
Huaneng Renewables Corp. Ltd. (H Shares)		616,000	215,408
Industrial & Commercial Bank of China Ltd. (H Shares)		1,010,000	659,626
Kweichow Moutai Co. Ltd. (A Shares)		6,781	406,732

TOTAL CHINA			3,271,579

Colombia - 0.2%
Interconexion Electrica SA ESP		67,745	268,493
France - 3.3%
bioMerieux SA		1,700	339,900
Compagnie Plastic Omnium		9,400	367,698
Criteo SA sponsored ADR (a)		200	10,878
Danone SA		2,400	167,966
Ipsen SA		5,000	581,959
Kering SA		900	278,964
Maisons du Monde SA		6,600	229,054
Sanofi SA		15,810	1,493,948
SEB SA		2,300	370,798
SR Teleperformance SA		3,600	452,343
Valeo SA		5,300	381,037

TOTAL FRANCE			4,674,545

Germany - 3.0%
BAUER AG		14,200	249,500
Bayer AG		7,300	903,252
Deutsche Borse AG		10,800	1,057,035
GEA Group AG		12,394	527,071
Infineon Technologies AG		19,500	403,057
KION Group AG		8,400	569,046
MLP AG		22,600	142,465
Wirecard AG (b)		6,400	377,926

TOTAL GERMANY			4,229,352

Greece - 0.4%
Motor Oil (HELLAS) Corinth Refineries SA		21,300	361,257
Mytilineos Holdings SA (a)		23,600	177,639

TOTAL GREECE			538,896

Hong Kong - 0.5%
CSPC Pharmaceutical Group Ltd.		208,000	288,802
Sino Land Ltd.		216,705	367,195

TOTAL HONG KONG			655,997

India - 4.2%
AIA Engineering Ltd. (a)		11,834	277,397
Alkem Laboratories Ltd.		8,703	266,870
Bajaj Finserv Ltd. (a)		4,605	327,747
Bharat Heavy Electricals Ltd.		67,187	183,617
Can Finance Homes Ltd.		8,382	341,232
Dewan Housing Finance Corp. Ltd. (a)		64,843	430,421
Gujarat Gas Ltd. (a)		22,748	298,866
HDFC Bank Ltd.		11,042	269,556
Indiabulls Housing Finance Ltd.		25,609	405,087
Indraprastha Gas Ltd.		10,490	172,582
JSW Steel Ltd. (a)		88,315	273,366
Motherson Sumi Systems Ltd.		57,205	357,031
Natco Pharma Ltd.		20,726	297,866
Petronet LNG Ltd.		52,447	345,690
Power Grid Corp. of India Ltd.		77,505	250,755
Reliance Industries Ltd.		38,283	830,805
UPL Ltd. (a)		20,958	262,798
Yes Bank Ltd. (a)		12,255	310,759

TOTAL INDIA			5,902,445

Indonesia - 0.7%
PT Bank Bukopin Tbk		3,038,400	143,611
PT Bank Negara Indonesia (Persero) Tbk		551,900	263,963
PT Bank Rakyat Indonesia Tbk		212,300	205,467
PT Bank Tabungan Negara Tbk		1,606,000	277,125
PT Sumber Alfaria Trijaya Tbk		3,980,400	170,217

TOTAL INDONESIA			1,060,383

Ireland - 2.6%
Adient PLC		401	29,498
Allergan PLC		5,600	1,365,616
C&C Group PLC		117,200	483,471
Jazz Pharmaceuticals PLC (a)		6,100	971,608
Kerry Group PLC Class A		1,200	98,063
Medtronic PLC		8,900	739,501

TOTAL IRELAND			3,687,757

Israel - 0.5%
Ituran Location & Control Ltd.		8,100	253,530
SodaStream International Ltd. (a)		8,400	456,876

TOTAL ISRAEL			710,406

Italy - 1.4%
Amplifon SpA		29,600	377,569
Immobiliare Grande Distribuzione SpA		205,800	184,274
Mediaset SpA		34,100	139,443
Moncler SpA		16,200	399,873
Recordati SpA		10,400	385,290
Technogym SpA		59,600	464,519

TOTAL ITALY			1,950,968

Japan - 4.5%
Astellas Pharma, Inc.		67,500	890,130
Bank of Kyoto Ltd.		44,000	348,132
Benefit One, Inc.		5,500	167,997
Broadleaf Co. Ltd.		36,200	234,784
en-japan, Inc.		16,100	357,746
FJ Next Co. Ltd.		41,000	349,773
Hirata Corp.		4,100	323,660
Hokuriku Electrical Construction Co. Ltd.		30,300	235,387
JK Holdings Co. Ltd.		16,200	96,641
Koshidaka Holdings Co. Ltd.		15,200	375,381
Monex Group, Inc.		148,300	371,166
NOF Corp.		60,000	676,026
Recruit Holdings Co. Ltd.		3,600	181,817
Sakai Heavy Industries Ltd.		36,000	98,820
Sanei Architecture Planning Co. Ltd.		700	9,608
Seikitokyu Kogyo Co. Ltd.		67,600	363,848
Start Today Co. Ltd.		16,900	360,816
Suzuki Motor Corp.		11,400	475,737
Tokyo Electron Ltd.		2,500	290,760
Zenkoku Hosho Co. Ltd.		5,400	195,219

TOTAL JAPAN			6,403,448

Kenya - 0.2%
Safaricom Ltd.		1,529,100	285,225
Korea (South) - 1.8%
Advanced Process Systems Corp. (a)		5,936	271,858
Hyundai Fire & Marine Insurance Co. Ltd.		15,267	492,527
Koh Young Technology, Inc.		6,801	321,039
Samsung Electronics Co. Ltd.		487	955,078
SFA Engineering Corp.		3,820	262,591
SK Materials Co., Ltd.		1,601	248,256

TOTAL KOREA (SOUTH)			2,551,349

Luxembourg - 0.6%
Aperam		6,500	327,258
Stabilus SA		8,100	586,663

TOTAL LUXEMBOURG			913,921

Malaysia - 0.1%
Press Metal Bhd		314,500	212,275
Mexico - 0.2%
CEMEX S.A.B. de CV unit		274,700	252,735
Netherlands - 1.8%
Heijmans NV (Certificaten Van Aandelen) (a)(b)		19,200	147,929
Koninklijke Philips Electronics NV		33,900	1,170,651
LyondellBasell Industries NV Class A		13,300	1,127,308
Nsi NV (b)		35,061	148,032

TOTAL NETHERLANDS			2,593,920

New Zealand - 0.3%
Ryman Healthcare Group Ltd.		16,616	98,456
The a2 Milk Co. Ltd. (a)		131,616	305,442

TOTAL NEW ZEALAND			403,898

Norway - 0.3%
Borregaard ASA		32,400	364,151
Epic Gas Ltd. (a)		5,100	8,910

TOTAL NORWAY			373,061

Panama - 0.5%
Copa Holdings SA Class A		5,900	686,878
Philippines - 0.3%
D&L Industries, Inc.		581,000	148,287
Semirara Mining & Power Corp.		91,330	271,341

TOTAL PHILIPPINES			419,628

Poland - 0.1%
NG2 SA		2,900	167,756
Singapore - 0.8%
China Aviation Oil Singapore Corp. Ltd. (a)		290,500	336,836
Wing Tai Holdings Ltd.		551,800	746,450

TOTAL SINGAPORE			1,083,286

South Africa - 0.9%
Advtech Ltd.		210,400	300,712
KAP Industrial Holdings Ltd.		374,700	262,721
Naspers Ltd. Class N		3,400	646,515

TOTAL SOUTH AFRICA			1,209,948

Sweden - 0.3%
Evolution Gaming Group AB		8,700	384,056
Switzerland - 2.1%
Chubb Ltd.		2,700	370,575
EDAG Engineering Group AG		10,100	186,428
Komax Holding AG (Reg.)		1,149	306,592
Roche Holding AG (participation certificate)		6,265	1,639,328
Temenos Group AG		4,650	402,611

TOTAL SWITZERLAND			2,905,534

Taiwan - 2.0%
Accton Technology Corp.		127,000	287,844
ASMedia Technology, Inc.		20,000	207,127
Chroma ATE, Inc.		142,000	443,530
Largan Precision Co. Ltd.		4,000	663,733
Powertech Technology, Inc.		87,000	272,604
Taiwan Semiconductor Manufacturing Co. Ltd.		140,000	900,314

TOTAL TAIWAN			2,775,152

Thailand - 0.1%
Kasikornbank PCL (For. Reg.)		16,500	88,223
MC Group PCL		11,400	6,095

TOTAL THAILAND			94,318

Turkey - 0.6%
Selcuk Ecza Deposu Tic A/S		226,000	230,330
Soda Sanayii AS		206,000	371,756
Turkiye Halk Bankasi A/S		45,000	149,242
Turkiye Is Bankasi A/S Series C		83,000	163,806

TOTAL TURKEY			915,134

United Kingdom - 7.5%
Aggreko PLC		15,100	173,573
Alliance Pharma PLC		567,026	348,846
AstraZeneca PLC (United Kingdom)		10,605	635,127
Booker Group PLC		140,300	352,530
CVS Group PLC		25,100	427,500
Direct Line Insurance Group PLC		86,100	389,416
Ensco PLC Class A		73,900	583,071
GW Pharmaceuticals PLC ADR (a)		800	94,984
John David Group PLC		61,200	352,735
Just Eat Holding Ltd. (a)		46,200	345,267
Lloyds Banking Group PLC		833,400	748,832
Metro Bank PLC (a)		2,200	100,557
Micro Focus International PLC		32,700	1,096,097
Moneysupermarket.com Group PLC		38,900	174,276
NMC Health PLC		18,800	483,830
Rentokil Initial PLC		111,300	358,948
Safestore Holdings PLC		95,058	498,632
Senior Engineering Group PLC		134,200	372,661
Smart Metering Systems PLC (b)		45,900	328,162
Smiths Group PLC		51,400	1,091,802
Spire Healthcare Group PLC		156,709	685,834
Tesco PLC (a)		177,400	421,008
U & I Group PLC		26,800	65,952
Volution Group PLC		144,900	367,842
Zpg PLC		27,500	131,787

TOTAL UNITED KINGDOM			10,629,269

United States of America - 44.5%
Abbott Laboratories		16,500	720,060
Abraxas Petroleum Corp. (a)		222,200	415,514
Achaogen, Inc. (a)		3,200	77,056
Adobe Systems, Inc. (a)		1,100	147,114
Aetna, Inc.		4,600	621,322
Affiliated Managers Group, Inc.		2,100	347,739
Air Lease Corp. Class A		4,100	156,374
Akamai Technologies, Inc. (a)		6,100	371,734
Alamo Group, Inc.		1,600	126,496
Albemarle Corp. U.S.		6,400	697,024
Alexion Pharmaceuticals, Inc. (a)		5,600	715,568
Alphabet, Inc.:
Class A (a)		1,800	1,664,136
Class C (a)		1,359	1,231,200
AMAG Pharmaceuticals, Inc. (a)		6,600	161,040
American International Group, Inc.		6,800	414,188
Amgen, Inc.		8,800	1,437,216
Anadarko Petroleum Corp.		4,300	245,186
Apache Corp.		8,100	393,984
Apple, Inc.		9,600	1,379,040
Applied Materials, Inc.		10,600	430,466
Argan, Inc.		1,100	73,535
Arista Networks, Inc. (a)		1,300	181,532
Avexis, Inc. (a)		7,600	611,800
Avnet, Inc.		5,400	208,926
Baker Hughes, Inc.		4,300	255,291
Bank of America Corp.		79,800	1,862,522
Bank of New York Mellon Corp.		10,700	503,542
Bank of the Ozarks, Inc.		1,800	85,446
Bankwell Financial Group, Inc.		2,900	104,806
Belden, Inc.		7,500	522,750
BioMarin Pharmaceutical, Inc. (a)		2,300	220,432
Bioverativ, Inc.		1,500	88,215
Bojangles', Inc. (a)		20,100	441,195
Calpine Corp. (a)		96,200	981,240
Capital One Financial Corp.		8,400	675,192
Catalent, Inc. (a)		20,100	588,528
CDK Global, Inc.		3,500	227,535
CDW Corp.		4,100	242,269
CF Industries Holdings, Inc.		11,800	315,532
China Biologic Products, Inc. (a)		1,900	224,200
Cigna Corp.		7,500	1,172,775
CIT Group, Inc.		22,800	1,055,868
Citigroup, Inc.		18,000	1,064,160
Cognizant Technology Solutions Corp. Class A (a)		4,900	295,127
Coherent, Inc. (a)		1,000	215,600
Colfax Corp. (a)		9,600	388,512
Cree, Inc. (a)		10,300	225,364
CSRA, Inc.		15,900	462,372
Cummins, Inc.		1,500	226,410
Del Taco Restaurants, Inc. (a)		24,800	326,120
DineEquity, Inc.		13,200	746,328
Discover Financial Services		3,800	237,842
Dun & Bradstreet Corp.		3,400	372,674
Eastman Chemical Co.		8,300	661,925
Electronic Arts, Inc. (a)		11,000	1,043,020
Facebook, Inc. Class A (a)		8,000	1,202,000
Fair Isaac Corp.		3,600	487,728
FCB Financial Holdings, Inc. Class A (a)		2,000	94,500
Federated National Holding Co.		5,500	88,440
FedEx Corp.		6,200	1,176,140
First Republic Bank		8,600	795,156
FleetCor Technologies, Inc. (a)		3,700	522,218
G-III Apparel Group Ltd. (a)		15,500	367,350
Goldman Sachs Group, Inc.		4,200	939,960
Graphic Packaging Holding Co.		19,500	264,810
Great Southern Bancorp, Inc.		1,900	95,285
H.B. Fuller Co.		4,700	248,301
Halliburton Co.		10,100	463,388
HD Supply Holdings, Inc. (a)		6,300	253,890
Heartland Financial U.S.A., Inc.		1,900	91,200
Hill-Rom Holdings, Inc.		2,800	211,792
Hostess Brands, Inc. Class A (a)		40,900	701,026
Houghton Mifflin Harcourt Co. (a)		6,500	74,750
Humana, Inc.		1,700	377,366
Huntington Bancshares, Inc.		1,507	19,380
Inphi Corp. (a)(b)		5,100	211,242
Intercept Pharmaceuticals, Inc. (a)		300	33,705
iRobot Corp. (a)(b)		8,900	709,686
Ironwood Pharmaceuticals, Inc. Class A (a)		5,400	88,128
Jabil Circuit, Inc.		35,300	1,024,406
Johnson & Johnson		1,200	148,164
KBR, Inc.		35,100	493,155
Keysight Technologies, Inc. (a)		7,200	269,496
KLA-Tencor Corp.		1,700	166,974
Ladder Capital Corp. Class A		5,594	81,840
Lakeland Financial Corp.		6,850	312,771
Las Vegas Sands Corp.		2,100	123,879
Lennox International, Inc.		2,000	330,780
M&T Bank Corp.		1,500	233,115
Malibu Boats, Inc. Class A (a)		40,500	933,120
MasTec, Inc. (a)		5,700	251,655
Matrix Service Co. (a)		32,200	378,350
McKesson Corp.		6,200	857,398
Microchip Technology, Inc.		1,759	132,945
Micron Technology, Inc. (a)		12,500	345,875
MRC Global, Inc. (a)		7,000	127,610
Neurocrine Biosciences, Inc. (a)		2,600	138,840
NMI Holdings, Inc. (a)		8,600	99,760
NVIDIA Corp.		3,200	333,760
Oaktree Capital Group LLC Class A		1,500	70,500
Papa Murphy's Holdings, Inc. (a)(b)		9,700	47,336
PayPal Holdings, Inc. (a)		26,100	1,245,492
Pfizer, Inc.		10,200	345,984
Planet Payment, Inc. (a)		129,964	541,950
PRA Health Sciences, Inc. (a)		3,900	249,444
Praxair, Inc.		1,500	187,470
Priceline Group, Inc. (a)		400	738,728
Procter & Gamble Co.		1,800	157,194
PulteGroup, Inc.		26,200	593,954
PVH Corp.		1,800	181,854
Qualcomm, Inc.		21,000	1,128,540
Radian Group, Inc.		14,900	251,512
Radius Health, Inc. (a)		2,300	89,861
Regal Beloit Corp.		6,000	473,100
Regeneron Pharmaceuticals, Inc. (a)		1,200	466,188
REGENXBIO, Inc. (a)		14,900	311,410
Reinsurance Group of America, Inc.		1,700	212,568
Rexnord Corp. (a)		7,400	180,560
Semtech Corp. (a)		16,200	553,230
SLM Corp. (a)		65,500	821,370
SM Energy Co.		14,700	332,073
Southern First Bancshares, Inc. (a)		2,900	97,730
State National Companies, Inc.		6,700	98,289
Stifel Financial Corp. (a)		5,100	249,237
Tenneco, Inc.		3,000	189,090
TESARO, Inc. (a)		400	59,036
The AES Corp.		33,900	383,409
The Chemours Co. LLC		25,300	1,019,337
The Mosaic Co.		35,400	953,322
TherapeuticsMD, Inc. (a)		9,800	49,980
TriMas Corp. (a)		16,600	380,970
Ultragenyx Pharmaceutical, Inc. (a)		800	51,512
UMB Financial Corp.		5,300	384,197
Umpqua Holdings Corp.		5,400	95,418
UnitedHealth Group, Inc.		2,700	472,176
Virtusa Corp. (a)		11,400	353,172
Wabtec Corp. (b)		1,500	125,835
Wells Fargo & Co.		29,800	1,604,432
WESCO International, Inc. (a)		3,700	225,515
Western Digital Corp.		5,700	507,699
WestRock Co.		4,600	246,376
World Fuel Services Corp.		5,200	191,516
Wyndham Worldwide Corp.		3,100	295,461
Yum China Holdings, Inc.		14,500	494,740
Yum! Brands, Inc.		1,800	118,350

TOTAL UNITED STATES OF AMERICA			62,789,493

TOTAL COMMON STOCKS
(Cost $122,419,506)			139,563,060

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.2%
Banco ABC Brasil SA		31,197	175,149
Banco do Estado Rio Grande do Sul SA		40,200	179,973

TOTAL BRAZIL			355,122

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)		7,039	248,873
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $488,490)			603,995
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.9% 3/31/40 (d)	CAD	5,600	4,770
(Cost $4,780)
		Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.85% (e)		3,359	3,359
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)		1,313,116	1,313,248
TOTAL MONEY MARKET FUNDS
(Cost $1,316,587)			1,316,607
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $124,229,363)			141,488,432
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(372,026)
NET ASSETS - 100%			$141,116,406

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,665
Fidelity Securities Lending Cash Central Fund	10,767
Total	$16,432

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$17,020,740	$16,299,094	$721,646	$--
Consumer Staples	4,419,650	3,830,676	588,974	--
Energy	6,431,576	6,431,576	--	--
Financials	24,840,602	23,822,214	1,018,388	--
Health Care	25,040,276	19,478,491	5,561,785	--
Industrials	16,747,434	15,576,783	1,170,651	--
Information Technology	29,664,697	28,361,326	1,303,371	--
Materials	9,401,354	9,401,354	--	--
Real Estate	3,406,075	3,406,075	--	--
Telecommunication Services	285,225	285,225	--	--
Utilities	2,909,426	2,909,426	--	--
Corporate Bonds	4,770	--	4,770	--
Money Market Funds	1,316,607	1,316,607	--	--
Total Investments in Securities:	$141,488,432	$131,118,847	$10,369,585	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,260,533) — See accompanying schedule: Unaffiliated issuers (cost $122,912,776)	$140,171,825
Fidelity Central Funds (cost $1,316,587)	1,316,607
Total Investments (cost $124,229,363)		$141,488,432
Foreign currency held at value (cost $324,653)		325,156
Receivable for investments sold		1,473,519
Receivable for fund shares sold		140,934
Dividends receivable		183,669
Interest receivable		28
Distributions receivable from Fidelity Central Funds		2,250
Prepaid expenses		91
Receivable from investment adviser for expense reductions		5,341
Other receivables		59,759
Total assets		143,679,179
Liabilities
Payable for investments purchased	$930,469
Payable for fund shares redeemed	113,794
Accrued management fee	90,130
Distribution and service plan fees payable	34,242
Other affiliated payables	27,458
Other payables and accrued expenses	53,470
Collateral on securities loaned	1,313,210
Total liabilities		2,562,773
Net Assets		$141,116,406
Net Assets consist of:
Paid in capital		$115,502,319
Accumulated net investment loss		(30,197)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,407,356
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,236,928
Net Assets		$141,116,406
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,213,787 ÷ 2,033,144 shares)		$17.81
Maximum offering price per share (100/94.25 of $17.81)		$18.90
Class M:
Net Asset Value and redemption price per share ($22,773,798 ÷ 1,331,806 shares)		$17.10
Maximum offering price per share (100/96.50 of $17.10)		$17.72
Class C:
Net Asset Value and offering price per share ($21,472,223 ÷ 1,374,621 shares)(a)		$15.62
Class I:
Net Asset Value, offering price and redemption price per share ($60,656,598 ÷ 3,257,019 shares)		$18.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,012,257
Income from Fidelity Central Funds		16,432
Income before foreign taxes withheld		1,028,689
Less foreign taxes withheld		(55,903)
Total income		972,786
Expenses
Management fee
Basic fee	$476,422
Performance adjustment	41,883
Transfer agent fees	140,817
Distribution and service plan fees	202,761
Accounting and security lending fees	26,710
Custodian fees and expenses	56,166
Independent trustees' fees and expenses	280
Registration fees	48,062
Audit	41,842
Legal	2,194
Interest	331
Miscellaneous	549
Total expenses before reductions	1,038,017
Expense reductions	(35,113)	1,002,904
Net investment income (loss)		(30,118)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,873,487
Fidelity Central Funds	(484)
Foreign currency transactions	(45,984)
Total net realized gain (loss)		8,827,019
Change in net unrealized appreciation (depreciation) on: Investment securities	5,694,177
Assets and liabilities in foreign currencies	7,794
Total change in net unrealized appreciation (depreciation)		5,701,971
Net gain (loss)		14,528,990
Net increase (decrease) in net assets resulting from operations		$14,498,872

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(30,118)	$(97,803)
Net realized gain (loss)	8,827,019	1,522,123
Change in net unrealized appreciation (depreciation)	5,701,971	1,536,727
Net increase (decrease) in net assets resulting from operations	14,498,872	2,961,047
Distributions to shareholders from net realized gain	(1,458,279)	(833,839)
Share transactions - net increase (decrease)	(9,843,620)	(10,637,172)
Redemption fees	1,937	511
Total increase (decrease) in net assets	3,198,910	(8,509,453)
Net Assets
Beginning of period	137,917,496	146,426,949
End of period	$141,116,406	$137,917,496
Other Information
Accumulated net investment loss end of period	$(30,197)	$(79)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.18	$15.89	$15.32	$13.64	$10.40	$9.57
Income from Investment Operations
Net investment income (loss)A	–B	–B	(.01)	.01	.04	.02
Net realized and unrealized gain (loss)	1.80	.38	.58	1.76	3.20	.81
Total from investment operations	1.80	.38	.57	1.77	3.24	.83
Distributions from net investment income	–	–	–	(.02)	–	–
Distributions from net realized gain	(.17)	(.09)	–	(.06)	–	–
Total distributions	(.17)	(.09)	–	(.09)C	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$17.81	$16.18	$15.89	$15.32	$13.64	$10.40
Total ReturnD,E,F	11.19%	2.39%	3.72%	13.03%	31.15%	8.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.49%I	1.55%	1.57%	1.62%	1.38%	1.43%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.38%	1.43%
Expenses net of all reductions	1.43%I	1.44%	1.44%	1.45%	1.35%	1.40%
Net investment income (loss)	.01%I	(.02)%	(.07)%	.07%	.33%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$36,214	$39,565	$41,225	$35,987	$33,694	$26,961
Portfolio turnover rateJ	175%I	122%	176%	249%	211%	155%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$15.32	$14.81	$13.19	$10.09	$9.31
Income from Investment Operations
Net investment income (loss)A	(.02)	(.04)	(.05)	(.03)	–B	–B
Net realized and unrealized gain (loss)	1.73	.37	.56	1.71	3.10	.78
Total from investment operations	1.71	.33	.51	1.68	3.10	.78
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.17)	(.09)	–	(.06)	–	–
Total distributions	(.17)	(.09)	–	(.06)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$17.10	$15.56	$15.32	$14.81	$13.19	$10.09
Total ReturnC,D,E	11.06%	2.15%	3.44%	12.77%	30.72%	8.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%H	1.85%	1.89%	1.93%	1.68%	1.71%
Expenses net of fee waivers, if any	1.70%H	1.70%	1.70%	1.70%	1.68%	1.70%
Expenses net of all reductions	1.68%H	1.69%	1.69%	1.70%	1.64%	1.68%
Net investment income (loss)	(.26)%H	(.27)%	(.32)%	(.17)%	.04%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,774	$21,351	$24,017	$20,975	$19,193	$15,731
Portfolio turnover rateI	175%H	122%	176%	249%	211%	155%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$14.12	$13.72	$12.26	$9.41	$8.73
Income from Investment Operations
Net investment income (loss)A	(.06)	(.11)	(.12)	(.09)	(.05)	(.05)
Net realized and unrealized gain (loss)	1.59	.34	.52	1.58	2.90	.73
Total from investment operations	1.53	.23	.40	1.49	2.85	.68
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.17)	(.09)	–	(.03)	–	–
Total distributions	(.17)	(.09)	–	(.03)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.62	$14.26	$14.12	$13.72	$12.26	$9.41
Total ReturnC,D,E	10.80%	1.62%	2.92%	12.13%	30.29%	7.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.25%H	2.31%	2.34%	2.40%	2.16%	2.18%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.20%	2.16%	2.18%
Expenses net of all reductions	2.18%H	2.19%	2.19%	2.20%	2.13%	2.16%
Net investment income (loss)	(.76)%H	(.77)%	(.82)%	(.67)%	(.45)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,472	$19,942	$21,186	$15,747	$13,055	$9,421
Portfolio turnover rateI	175%H	122%	176%	249%	211%	155%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$16.55	$15.92	$14.18	$10.78	$9.88
Income from Investment Operations
Net investment income (loss)A	.02	.04	.03	.05	.09	.06
Net realized and unrealized gain (loss)	1.88	.40	.60	1.82	3.33	.84
Total from investment operations	1.90	.44	.63	1.87	3.42	.90
Distributions from net investment income	–	–	–	(.06)	(.02)	–
Distributions from net realized gain	(.18)	(.09)	–	(.06)	–	–
Total distributions	(.18)	(.09)	–	(.13)B	(.02)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$18.62	$16.90	$16.55	$15.92	$14.18	$10.78
Total ReturnD,E	11.34%	2.66%	3.96%	13.27%	31.74%	9.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.22%	1.26%	1.29%	1.02%	1.06%
Expenses net of fee waivers, if any	1.17%H	1.20%	1.20%	1.20%	1.02%	1.06%
Expenses net of all reductions	1.15%H	1.19%	1.19%	1.20%	.99%	1.03%
Net investment income (loss)	.27%H	.23%	.18%	.33%	.69%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$60,657	$57,060	$59,117	$39,159	$30,153	$22,548
Portfolio turnover rateI	175%H	122%	176%	249%	211%	155%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$20,088,524
Gross unrealized depreciation	(3,142,734)
Net unrealized appreciation (depreciation) on securities	$16,945,790
Tax cost	$124,542,642

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $117,613,529 and $126,202,289, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$47,365	$276
Class M	.25%	.25%	54,132	141
Class C	.75%	.25%	101,264	9,128
			$202,761	$9,545

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,394
Class M	1,532
Class C(a)	271
$8,197

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$43,277.23
Class M	29,287.27
Class C	23,724.23
Class I	44,529.16
	$140,817

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,509 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,571,000.84%		$331

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $234 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,767, including $374 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$8,253
Class M	1.70%	9,048
Class C	2.20%	4,867
Class I	1.20%	–
		$22,168

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,326 for the period. In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $619.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net realized gain
Class A	$395,545	$232,217
Class M	223,752	141,812
Class B	–	5,345
Class C	228,025	134,701
Class I	610,957	319,764
Total	$1,458,279	$833,839

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	191,093	424,077	$3,201,421	$6,551,819
Reinvestment of distributions	23,639	14,077	385,077	225,941
Shares redeemed	(626,277)	(588,244)	(10,538,828)	(9,156,861)
Net increase (decrease)	(411,545)	(150,090)	$(6,952,330)	$(2,379,101)
Class M
Shares sold	91,025	156,974	$1,466,876	$2,365,833
Reinvestment of distributions	14,110	9,033	220,961	139,646
Shares redeemed	(145,291)	(361,862)	(2,322,229)	(5,311,002)
Net increase (decrease)	(40,156)	(195,855)	$(634,392)	$(2,805,523)
Class B
Shares sold	–	936	$–	$12,842
Reinvestment of distributions	–	351	–	5,016
Shares redeemed	–	(63,564)	–	(859,607)
Net increase (decrease)	–	(62,277)	$–	$(841,749)
Class C
Shares sold	115,997	189,268	$1,709,431	$2,619,454
Reinvestment of distributions	15,260	8,899	218,681	126,727
Shares redeemed	(154,637)	(300,632)	(2,258,044)	(4,141,044)
Net increase (decrease)	(23,380)	(102,465)	$(329,932)	$(1,394,863)
Class I
Shares sold	585,933	396,513	$10,385,609	$6,432,607
Reinvestment of distributions	35,233	18,757	599,659	313,609
Shares redeemed	(739,918)	(611,800)	(12,912,234)	(9,962,152)
Net increase (decrease)	(118,752)	(196,530)	$(1,926,966)	$(3,215,936)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.45%
Actual		$1,000.00	$1,111.90	$7.59
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class M	1.70%
Actual		$1,000.00	$1,110.60	$8.90
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class C	2.20%
Actual		$1,000.00	$1,108.00	$11.50
Hypothetical-C		$1,000.00	$1,013.88	$10.99
Class I	1.17%
Actual		$1,000.00	$1,113.40	$6.13
Hypothetical-C		$1,000.00	$1,018.99	$5.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AGLO-SANN-0617
1.719689.118

Fidelity Advisor® Emerging Asia Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.3	5.2
Tencent Holdings Ltd.	6.3	5.4
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7	5.5
Alibaba Group Holding Ltd. sponsored ADR	4.3	3.9
AIA Group Ltd.	2.9	2.7
China Construction Bank Corp. (H Shares)	2.1	2.1
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.9	1.9
Housing Development Finance Corp. Ltd.	1.7	1.5
Reliance Industries Ltd.	1.6	1.2
Kweichow Moutai Co. Ltd. (A Shares)	1.4	0.9
	34.2

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.5	26.5
Financials	17.7	17.6
Consumer Discretionary	9.2	9.8
Health Care	7.2	5.0
Consumer Staples	7.2	6.9

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

As of October 31, 2016
Stocks	96.9%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 0.6%
Beacon Lighting Group Ltd.	103,679	$139,743
SpeedCast International Ltd.	221,575	632,138
Woodside Petroleum Ltd.	25,856	623,036

TOTAL AUSTRALIA		1,394,917

Bermuda - 3.9%
Brilliance China Automotive Holdings Ltd.	684,000	1,146,690
Cheung Kong Infrastructure Holdings Ltd.	272,000	2,383,128
Hongkong Land Holdings Ltd.	267,100	2,059,341
Man Wah Holdings Ltd.	1,570,400	1,302,214
PAX Global Technology Ltd.	515,000	319,129
Tai Cheung Holdings Ltd.	700,000	658,752
Vtech Holdings Ltd.	112,500	1,425,350

TOTAL BERMUDA		9,294,604

Cayman Islands - 17.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	88,700	10,244,850
China State Construction International Holdings Ltd.	956,000	1,735,422
Cogobuy Group (a)	288,000	414,689
Ctrip.com International Ltd. ADR (a)	46,700	2,358,817
Haitian International Holdings Ltd.	305,000	747,369
International Housewares Retail Co. Ltd.	2,759,000	624,276
JD.com, Inc. sponsored ADR (a)	76,200	2,672,334
Lee's Pharmaceutical Holdings Ltd.	1,068,000	1,059,988
Longfor Properties Co. Ltd.	913,500	1,583,110
NetEase, Inc. ADR	8,100	2,149,659
Silergy Corp.	63,000	1,138,140
SITC International Holdings Co. Ltd.	1,369,000	980,327
Tencent Holdings Ltd.	474,200	14,858,269
Value Partners Group Ltd.	905,000	837,710
Xingda International Holdings Ltd.	29,000	11,632
Xinyi Glass Holdings Ltd.	430,000	381,443

TOTAL CAYMAN ISLANDS		41,798,035

China - 14.2%
BBMG Corp. (H Shares)	1,565,000	839,002
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	1,480,000	449,041
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	1,094,000	666,666
China Construction Bank Corp. (H Shares)	6,223,000	5,056,260
China Pacific Insurance (Group) Co. Ltd. (H Shares)	531,600	1,964,877
China Telecom Corp. Ltd. (H Shares)	2,964,000	1,448,019
Gree Electric Appliances, Inc. of Zhuhai Class A	507,100	2,427,548
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	453,499	2,405,811
Huaneng Renewables Corp. Ltd. (H Shares)	2,148,000	751,131
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	436,001	1,154,911
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	394,804	3,071,493
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	166,910	1,937,013
Kweichow Moutai Co. Ltd. (A Shares)	53,883	3,231,964
PICC Property & Casualty Co. Ltd. (H Shares)	775,060	1,247,533
Shanghai International Airport Co. Ltd. (A Shares)	293,000	1,455,755
Shenzhen Expressway Co. (H Shares)	1,002,000	913,327
Weifu High-Technology Co. Ltd. (B Shares)	332,368	807,595
Yunnan Baiyao Group Co. Ltd.	189,385	2,348,940
Zhengzhou Yutong Bus Co. Ltd.	480,360	1,403,416

TOTAL CHINA		33,580,302

Hong Kong - 9.0%
AIA Group Ltd.	979,200	6,779,062
China Resources Beer Holdings Co. Ltd.	614,000	1,477,702
CNOOC Ltd. sponsored ADR	11,800	1,370,570
CSPC Pharmaceutical Group Ltd.	1,752,000	2,432,598
Dah Sing Financial Holdings Ltd.	138,400	1,049,786
Hysan Development Co. Ltd.	268,000	1,264,484
Power Assets Holdings Ltd.	306,000	2,753,797
Sino Land Ltd.	750,000	1,270,835
Techtronic Industries Co. Ltd.	686,000	2,945,663

TOTAL HONG KONG		21,344,497

India - 15.5%
Adani Ports & Special Economic Zone Ltd. (a)	183,402	934,840
Amara Raja Batteries Ltd. (a)	80,531	1,114,958
Asian Paints Ltd.	115,523	2,013,342
Axis Bank Ltd.	258,967	2,052,925
Bajaj Corp. Ltd.	130,804	799,900
Bharat Petroleum Corp. Ltd.	114,056	1,276,011
Bharti Infratel Ltd.	247,577	1,365,929
CCL Products (India) Ltd. (a)	89,864	477,835
Gujarat Gas Ltd. (a)	100,016	1,314,023
Havells India Ltd. (a)	227,067	1,709,095
HCL Technologies Ltd.	77,895	986,379
HDFC Bank Ltd.	117,996	2,880,504
Housing Development Finance Corp. Ltd.	173,617	4,151,118
Indian Oil Corp. Ltd.	126,541	866,144
Indraprastha Gas Ltd.	101,491	1,669,731
Petronet LNG Ltd.	292,574	1,928,422
Power Grid Corp. of India Ltd.	334,764	1,083,075
Redington India Ltd.	132,715	257,627
Reliance Industries Ltd.	170,643	3,703,237
Sterlite Optical Technologies Ltd. (a)	353,809	808,714
Sun Pharmaceutical Industries Ltd.	241,129	2,407,727
Torrent Pharmaceuticals Ltd. (a)	41,324	911,937
UPL Ltd. (a)	73,986	927,731
Vakrangee Ltd. (a)	141,400	752,528
VST Industries Ltd. (a)	8,218	389,649

TOTAL INDIA		36,783,381

Indonesia - 3.7%
PT Bank Central Asia Tbk	2,354,300	3,135,181
PT Bank Rakyat Indonesia Tbk	2,753,300	2,664,684
PT Gudang Garam Tbk	321,800	1,603,085
PT Indofood Sukses Makmur Tbk	2,002,600	1,258,292

TOTAL INDONESIA		8,661,242

Israel - 0.5%
Sarine Technologies Ltd.	803,000	1,103,504
Japan - 0.9%
KDDI Corp.	35,100	930,644
Olympus Corp.	34,400	1,323,848

TOTAL JAPAN		2,254,492

Korea (South) - 13.0%
BGFretail Co. Ltd.	16,614	1,599,185
Coway Co. Ltd.	12,068	1,066,134
Hyundai Fire & Marine Insurance Co. Ltd.	35,189	1,135,229
Hyundai Motor Co.	9,341	1,182,405
KB Financial Group, Inc.	38,173	1,678,430
KEPCO Plant Service & Engineering Co. Ltd.	23,559	1,188,719
Korea Petro Chemical Industries Co. Ltd. (a)	2,379	494,579
Korea Zinc Co. Ltd.	2,802	1,048,041
LG Household & Health Care Ltd.	2,218	1,688,456
Loen Entertainment, Inc.	19,869	1,535,237
LS Industrial Systems Ltd.	17,747	792,500
Medy-Tox, Inc.	2,902	1,276,002
Osstem Implant Co. Ltd. (a)	25,066	1,163,401
Samsung Electronics Co. Ltd.	7,650	15,002,772

TOTAL KOREA (SOUTH)		30,851,090

Malaysia - 0.1%
Bursa Malaysia Bhd	106,600	251,950
Multi-National - 1.0%
HKT Trust/HKT Ltd. unit	1,856,500	2,374,819
Philippines - 1.0%
Ayala Land, Inc.	1,483,800	1,044,398
Robinsons Land Corp.	1,488,700	761,396
Security Bank Corp.	116,736	496,259

TOTAL PHILIPPINES		2,302,053

Singapore - 1.0%
UOL Group Ltd.	273,300	1,416,234
Wing Tai Holdings Ltd.	771,400	1,043,514

TOTAL SINGAPORE		2,459,748

Taiwan - 13.7%
Advanced Semiconductor Engineering, Inc.	1,258,104	1,574,054
CTCI Corp.	565,000	987,063
E.SUN Financial Holdings Co. Ltd.	2,553,122	1,541,689
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)	152,918	16,444
ECLAT Textile Co. Ltd.	79,000	863,895
Fubon Financial Holding Co. Ltd.	1,102,000	1,724,667
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,364,035	4,459,076
Largan Precision Co. Ltd.	14,000	2,323,065
Micro-Star International Co. Ltd.	522,000	1,044,933
Nien Made Enterprise Co. Ltd.	171,000	1,728,501
PChome Online, Inc.	78,099	666,696
Taiwan Semiconductor Manufacturing Co. Ltd.	2,110,393	13,571,539
Vanguard International Semiconductor Corp.	429,000	817,602
Voltronic Power Technology Corp.	77,000	1,096,797

TOTAL TAIWAN		32,416,021

Thailand - 2.5%
Bangkok Bank PCL (For. Reg.)	222,300	1,201,448
Delta Electronics PCL (For. Reg.)	118,500	315,087
Kasikornbank PCL (For. Reg.)	421,200	2,252,081
PTT Global Chemical PCL (For. Reg.)	400,400	867,919
Thai Beverage PCL	1,933,100	1,279,832

TOTAL THAILAND		5,916,367

United States of America - 0.6%
China Biologic Products, Inc. (a)	12,900	1,522,200
TOTAL COMMON STOCKS
(Cost $171,325,045)		234,309,222

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $2,649,614)	2,649,084	2,649,614
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $173,974,659)		236,958,836
NET OTHER ASSETS (LIABILITIES) - 0.1%		181,356
NET ASSETS - 100%		$237,140,192

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,385
Fidelity Securities Lending Cash Central Fund	733
Total	$11,118

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,608,816	$21,608,816	$--	$--
Consumer Staples	16,897,824	16,897,824	--	--
Energy	9,767,420	9,767,420	--	--
Financials	42,117,837	37,542,459	4,575,378	--
Health Care	17,518,134	17,518,134	--	--
Industrials	16,829,758	16,829,758	--	--
Information Technology	75,121,280	45,117,418	30,003,862	--
Materials	6,190,614	6,190,614	--	--
Real Estate	11,102,064	11,102,064	--	--
Telecommunication Services	6,751,549	5,820,905	930,644	--
Utilities	10,403,926	10,403,926	--	--
Money Market Funds	2,649,614	2,649,614	--	--
Total Investments in Securities:	$236,958,836	$201,448,952	$35,509,884	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $171,325,045)	$234,309,222
Fidelity Central Funds (cost $2,649,614)	2,649,614
Total Investments (cost $173,974,659)		$236,958,836
Foreign currency held at value (cost $372,443)		372,118
Receivable for investments sold		438,762
Receivable for fund shares sold		324,377
Dividends receivable		143,120
Distributions receivable from Fidelity Central Funds		2,362
Prepaid expenses		153
Other receivables		176,270
Total assets		238,415,998
Liabilities
Payable for investments purchased	$309,556
Payable for fund shares redeemed	368,786
Accrued management fee	135,225
Distribution and service plan fees payable	74,558
Other affiliated payables	55,950
Other payables and accrued expenses	331,731
Total liabilities		1,275,806
Net Assets		$237,140,192
Net Assets consist of:
Paid in capital		$184,829,183
Accumulated net investment loss		(261,337)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,082,349)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		62,654,695
Net Assets		$237,140,192
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($118,331,840 ÷ 3,561,227 shares)		$33.23
Maximum offering price per share (100/94.25 of $33.23)		$35.26
Class M:
Net Asset Value and redemption price per share ($37,167,050 ÷ 1,150,919 shares)		$32.29
Maximum offering price per share (100/96.50 of $32.29)		$33.46
Class C:
Net Asset Value and offering price per share ($42,786,894 ÷ 1,413,305 shares)(a)		$30.27
Class I:
Net Asset Value, offering price and redemption price per share ($38,854,408 ÷ 1,134,552 shares)		$34.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,563,876
Interest		30
Income from Fidelity Central Funds		11,118
Income before foreign taxes withheld		1,575,024
Less foreign taxes withheld		(134,759)
Total income		1,440,265
Expenses
Management fee	$778,256
Transfer agent fees	278,023
Distribution and service plan fees	432,625
Accounting and security lending fees	57,923
Custodian fees and expenses	99,826
Independent trustees' fees and expenses	459
Registration fees	54,097
Audit	54,344
Legal	622
Miscellaneous	909
Total expenses before reductions	1,757,084
Expense reductions	(71,640)	1,685,444
Net investment income (loss)		(245,179)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,262,229)
Fidelity Central Funds	(488)
Foreign currency transactions	7,268
Total net realized gain (loss)		(1,255,449)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $226,273)	24,555,518
Assets and liabilities in foreign currencies	5,500
Total change in net unrealized appreciation (depreciation)		24,561,018
Net gain (loss)		23,305,569
Net increase (decrease) in net assets resulting from operations		$23,060,390

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(245,179)	$2,109,112
Net realized gain (loss)	(1,255,449)	(7,685,963)
Change in net unrealized appreciation (depreciation)	24,561,018	18,717,929
Net increase (decrease) in net assets resulting from operations	23,060,390	13,141,078
Distributions to shareholders from net investment income	(1,607,959)	(1,665,857)
Distributions to shareholders from net realized gain	(514,572)	(2,157,468)
Total distributions	(2,122,531)	(3,823,325)
Share transactions - net increase (decrease)	(19,438,852)	(43,770,710)
Redemption fees	21,517	18,916
Total increase (decrease) in net assets	1,520,524	(34,434,041)
Net Assets
Beginning of period	235,619,668	270,053,709
End of period	$237,140,192	$235,619,668
Other Information
Undistributed net investment income end of period	$–	$1,591,801
Accumulated net investment loss end of period	$(261,337)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.26	$28.75	$32.05	$31.34	$28.87	$28.70
Income from Investment Operations
Net investment income (loss)A	(.01)	.29	.31	.30	.30	.34
Net realized and unrealized gain (loss)	3.29	1.67	(1.76)	2.00B	2.59	1.37
Total from investment operations	3.28	1.96	(1.45)	2.30	2.89	1.71
Distributions from net investment income	(.24)	(.22)	(.18)	(.26)	(.33)	(.31)
Distributions from net realized gain	(.07)	(.23)	(1.67)	(1.33)	(.09)	(1.23)
Total distributions	(.31)	(.45)	(1.86)C	(1.59)	(.42)	(1.54)
Redemption fees added to paid in capitalA	–D	–D	.01	–D	–D	–D
Net asset value, end of period	$33.23	$30.26	$28.75	$32.05	$31.34	$28.87
Total ReturnE,F,G	10.99%	6.95%	(4.78)%	7.70%B	10.10%	6.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.44%J	1.42%	1.37%	1.42%	1.41%	1.42%
Expenses net of fee waivers, if any	1.43%J	1.42%	1.37%	1.42%	1.41%	1.42%
Expenses net of all reductions	1.37%J	1.42%	1.36%	1.42%	1.38%	1.38%
Net investment income (loss)	(.08)%J	1.03%	1.00%	.96%	.99%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$118,332	$119,449	$125,528	$145,184	$155,104	$160,427
Portfolio turnover rateK	37%J	75%	70%	91%	95%	95%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18. Excluding this amount, the total return would have been 8.29%.

 C Total distribution of $1.86 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$29.39	$27.93	$31.17	$30.53	$28.13	$27.98
Income from Investment Operations
Net investment income (loss)A	(.06)	.20	.21	.20	.20	.25
Net realized and unrealized gain (loss)	3.21	1.62	(1.71)	1.94B	2.54	1.33
Total from investment operations	3.15	1.82	(1.50)	2.14	2.74	1.58
Distributions from net investment income	(.18)	(.13)	(.08)	(.17)	(.25)	(.20)
Distributions from net realized gain	(.07)	(.23)	(1.67)	(1.33)	(.09)	(1.23)
Total distributions	(.25)	(.36)	(1.75)	(1.50)	(.34)	(1.43)
Redemption fees added to paid in capitalA	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$32.29	$29.39	$27.93	$31.17	$30.53	$28.13
Total ReturnD,E,F	10.82%	6.62%	(5.05)%	7.34%B	9.80%	6.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.72%	1.68%	1.73%	1.70%	1.70%
Expenses net of fee waivers, if any	1.75%I	1.72%	1.68%	1.73%	1.70%	1.70%
Expenses net of all reductions	1.68%I	1.72%	1.67%	1.73%	1.67%	1.67%
Net investment income (loss)	(.39)%I	.72%	.69%	.66%	.70%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$37,167	$35,791	$37,720	$44,563	$47,620	$49,359
Portfolio turnover rateJ	37%I	75%	70%	91%	95%	95%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18. Excluding this amount, the total return would have been 7.93%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$27.52	$26.17	$29.30	$28.78	$26.53	$26.44
Income from Investment Operations
Net investment income (loss)A	(.11)	.07	.07	.06	.07	.13
Net realized and unrealized gain (loss)	3.00	1.52	(1.59)	1.82B	2.39	1.25
Total from investment operations	2.89	1.59	(1.52)	1.88	2.46	1.38
Distributions from net investment income	(.08)	(.01)	–	(.03)	(.12)	(.06)
Distributions from net realized gain	(.07)	(.23)	(1.62)	(1.33)	(.09)	(1.23)
Total distributions	(.14)C	(.24)	(1.62)	(1.36)	(.21)	(1.29)
Redemption fees added to paid in capitalA	–D	–D	.01	–D	–D	–D
Net asset value, end of period	$30.27	$27.52	$26.17	$29.30	$28.78	$26.53
Total ReturnE,F,G	10.58%	6.14%	(5.46)%	6.85%B	9.33%	5.57%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.18%J	2.16%	2.11%	2.17%	2.16%	2.16%
Expenses net of fee waivers, if any	2.17%J	2.16%	2.11%	2.17%	2.16%	2.16%
Expenses net of all reductions	2.11%J	2.16%	2.10%	2.17%	2.12%	2.13%
Net investment income (loss)	(.82)%J	.29%	.26%	.22%	.24%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$42,787	$43,016	$51,651	$57,226	$61,824	$67,074
Portfolio turnover rateK	37%J	75%	70%	91%	95%	95%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17. Excluding this amount, the total return would have been 7.44%.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.067 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.19	$29.63	$33.00	$32.24	$29.67	$29.49
Income from Investment Operations
Net investment income (loss)A	.03	.39	.41	.40	.40	.44
Net realized and unrealized gain (loss)	3.40	1.72	(1.81)	2.04B	2.68	1.39
Total from investment operations	3.43	2.11	(1.40)	2.44	3.08	1.83
Distributions from net investment income	(.31)	(.32)	(.31)	(.35)	(.41)	(.42)
Distributions from net realized gain	(.07)	(.23)	(1.67)	(1.33)	(.09)	(1.23)
Total distributions	(.37)C	(.55)	(1.98)	(1.68)	(.51)D	(1.65)
Redemption fees added to paid in capitalA	–E	–E	.01	–E	–E	–E
Net asset value, end of period	$34.25	$31.19	$29.63	$33.00	$32.24	$29.67
Total ReturnF,G	11.18%	7.27%	(4.47)%	7.98%B	10.47%	6.64%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.11%	1.07%	1.12%	1.11%	1.11%
Expenses net of fee waivers, if any	1.13%J	1.11%	1.07%	1.12%	1.11%	1.11%
Expenses net of all reductions	1.07%J	1.11%	1.06%	1.12%	1.08%	1.08%
Net investment income (loss)	.22%J	1.34%	1.30%	1.26%	1.29%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$38,854	$37,364	$51,569	$48,693	$36,310	$40,026
Portfolio turnover rateK	37%J	75%	70%	91%	95%	95%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.19. Excluding this amount, the total return would have been 8.57%.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.307 and distributions from net realized gain of $.067 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investments companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$67,253,942
Gross unrealized depreciation	(4,417,984)
Net unrealized appreciation (depreciation) on securities	$62,835,958
Tax cost	$174,122,878

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,920,300)
Long-term	(566,569)
Total capital loss carryforward	$(8,486,869)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,498,929 and $56,797,124, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$142,274	$–
Class M	.25%	.25%	86,771	406
Class C	.75%	.25%	203,580	6,695
			$432,625	$7,101

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,229
Class M	2,368
Class C(a)	331
$10,928

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$141,995.25
Class M	53,862.31
Class C	48,687.24
Class I	33,479.20
	$278,023

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $71 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $381 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $733. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $70,651 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $19.

In addition, during the period, the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $970.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$945,543	$942,866
Class M	215,347	171,419
Class C	115,038	15,517
Class I	332,031	536,055
Total	$1,607,959	$1,665,857
From net realized gain
Class A	$259,636	$985,723
Class M	81,058	305,631
Class B	–	29,826
Class C	101,415	446,122
Class I	72,463	390,166
Total	$514,572	$2,157,468

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	139,552	409,769	$4,231,605	$11,440,878
Reinvestment of distributions	37,540	63,044	1,091,284	1,757,042
Shares redeemed	(563,459)	(891,153)	(16,972,471)	(24,755,117)
Net increase (decrease)	(386,367)	(418,340)	$(11,649,582)	$(11,557,197)
Class M
Shares sold	57,862	83,224	$1,704,195	$2,281,494
Reinvestment of distributions	10,290	17,276	291,111	469,050
Shares redeemed	(134,997)	(233,191)	(3,914,648)	(6,271,543)
Net increase (decrease)	(66,845)	(132,691)	$(1,919,342)	$(3,520,999)
Class B
Shares sold	–	862	$–	$22,474
Reinvestment of distributions	–	1,009	–	26,127
Shares redeemed	–	(136,850)	–	(3,430,006)
Net increase (decrease)	–	(134,979)	$–	$(3,381,405)
Class C
Shares sold	63,108	99,964	$1,773,964	$2,569,333
Reinvestment of distributions	7,217	15,928	191,693	406,480
Shares redeemed	(219,932)	(526,702)	(6,059,496)	(13,175,793)
Net increase (decrease)	(149,607)	(410,810)	$(4,093,839)	$(10,199,980)
Class I
Shares sold	317,634	339,115	$9,982,699	$9,694,721
Reinvestment of distributions	11,258	25,883	336,943	741,553
Shares redeemed	(392,372)	(907,526)	(12,095,731)	(25,547,403)
Net increase (decrease)	(63,480)	(542,528)	$(1,776,089)	$(15,111,129)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.43%
Actual		$1,000.00	$1,109.90	$7.48
Hypothetical-C		$1,000.00	$1,017.70	$7.15
Class M	1.75%
Actual		$1,000.00	$1,108.20	$9.15
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Class C	2.17%
Actual		$1,000.00	$1,105.80	$11.33
Hypothetical-C		$1,000.00	$1,014.03	$10.84
Class I	1.13%
Actual		$1,000.00	$1,111.80	$5.92
Hypothetical-C		$1,000.00	$1,019.19	$5.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEA-SANN-0617
1.703637.119

Fidelity Advisor® Overseas Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.9	2.3
Bayer AG (Germany, Pharmaceuticals)	1.4	1.2
Unilever NV (NY Reg.) (Netherlands, Personal Products)	1.3	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.3	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.2	1.5
	7.1

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	20.2
Industrials	16.3	11.6
Consumer Discretionary	13.0	16.0
Consumer Staples	12.5	14.1
Health Care	12.4	14.5

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	22.6	18.6
Japan	18.6	22.1
Germany	8.9	9.4
France	8.5	9.0
Switzerland	5.3	5.5

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

As of October 31, 2016
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
Australia - 2.0%
Adelaide Brighton Ltd.	370,801	$1,644
Amcor Ltd.	432,144	5,084
Aub Group Ltd.	326,428	2,948
Life Healthcare Group Ltd.	4,353	7
Pact Group Holdings Ltd.	351,058	1,853
realestate.com.au Ltd.	10,782	496

TOTAL AUSTRALIA		12,032

Austria - 0.4%
Andritz AG	41,400	2,290
Bailiwick of Guernsey - 0.3%
Burford Capital Ltd.	189,600	1,915
Bailiwick of Jersey - 2.3%
IWG PLC	679,300	2,859
Sanne Group PLC	282,910	2,387
Wolseley PLC	67,595	4,296
WPP PLC	209,400	4,484

TOTAL BAILIWICK OF JERSEY		14,026

Belgium - 1.9%
Anheuser-Busch InBev SA NV	51,293	5,784
KBC Groep NV	82,750	5,974

TOTAL BELGIUM		11,758

Bermuda - 1.2%
Credicorp Ltd. (United States)	10,300	1,583
IHS Markit Ltd. (a)	123,868	5,376
SmarTone Telecommunications Holdings Ltd.	325,500	456

TOTAL BERMUDA		7,415

Canada - 0.5%
Constellation Software, Inc.	7,000	3,202
Denmark - 0.6%
NNIT A/S (a)	54,171	1,527
Scandinavian Tobacco Group A/S	108,323	1,891

TOTAL DENMARK		3,418

France - 8.5%
ALTEN	35,610	3,018
Amundi SA	72,641	4,779
AXA SA (b)	141,272	3,769
Capgemini SA	45,600	4,566
Christian Dior SA	18,079	4,962
Compagnie de St. Gobain	74,600	4,027
Maisons du Monde SA	118,400	4,109
Publicis Groupe SA	61,142	4,414
Sanofi SA	79,312	7,494
Sodexo SA	25,541	3,247
Total SA	147,933	7,594

TOTAL FRANCE		51,979

Germany - 8.0%
adidas AG	23,139	4,635
Axel Springer Verlag AG	75,600	4,242
Bayer AG	69,913	8,651
CompuGroup Medical AG	50,800	2,501
Deutsche Post AG	165,999	5,967
Fresenius Medical Care AG & Co. KGaA	41,600	3,693
Fresenius SE & Co. KGaA	70,908	5,747
mutares AG	36,387	555
ProSiebenSat.1 Media AG	83,700	3,553
SAP AG	66,070	6,618
Wirecard AG	42,600	2,516

TOTAL GERMANY		48,678

Hong Kong - 1.0%
AIA Group Ltd.	778,700	5,391
Dah Sing Banking Group Ltd.	145,600	293
Techtronic Industries Co. Ltd.	72,350	311

TOTAL HONG KONG		5,995

India - 0.4%
Axis Bank Ltd.	326,990	2,592
Indonesia - 0.6%
PT Astra International Tbk	724,000	486
PT Bank Rakyat Indonesia Tbk	3,359,500	3,251

TOTAL INDONESIA		3,737

Ireland - 2.8%
DCC PLC (United Kingdom)	31,271	2,888
Kerry Group PLC Class A	49,900	4,078
Kingspan Group PLC (Ireland)	85,304	2,967
Medtronic PLC	49,600	4,121
United Drug PLC (United Kingdom)	323,826	3,133

TOTAL IRELAND		17,187

Israel - 0.6%
Frutarom Industries Ltd.	66,800	3,927
Italy - 1.8%
Banca Generali SpA	122,400	3,519
Intesa Sanpaolo SpA	1,721,200	5,024
Reply SpA	15,518	2,720

TOTAL ITALY		11,263

Japan - 18.6%
AEON Financial Service Co. Ltd.	149,900	2,879
Ai Holdings Corp.	142,500	3,505
Arc Land Sakamoto Co. Ltd.	109,300	1,352
Arcland Service Holdings Co. Ltd. (a)	101,200	2,792
Astellas Pharma, Inc.	334,200	4,407
Bridgestone Corp.	103,800	4,328
Broadleaf Co. Ltd.	4,140	27
Daiichikosho Co. Ltd.	65,800	2,854
Daito Trust Construction Co. Ltd.	20,520	3,019
Dentsu, Inc.	75,500	4,253
GMO Internet, Inc.	167,000	1,982
Hoya Corp.	109,700	5,239
Ichigo, Inc.	112,000	326
Iriso Electronics Co. Ltd.	21,900	1,385
Japan Tobacco, Inc.	111,200	3,697
Kaken Pharmaceutical Co. Ltd.	38,800	2,301
KDDI Corp.	162,300	4,303
Keyence Corp.	9,700	3,898
KOMEDA Holdings Co. Ltd.	112,900	1,948
Miraca Holdings, Inc.	5,450	251
Miroku Jyoho Service Co., Ltd.	85,400	1,619
Misumi Group, Inc.	140,700	2,664
Morinaga & Co. Ltd.	48,400	2,288
Nabtesco Corp.	127,100	3,603
Nakanishi, Inc.	80,100	3,147
Nippon Paint Holdings Co. Ltd.	92,200	3,536
Nitori Holdings Co. Ltd.	32,500	4,230
NOF Corp.	152,000	1,713
OBIC Co. Ltd.	47,200	2,549
Olympus Corp.	152,600	5,873
ORIX Corp.	280,680	4,283
Otsuka Corp.	38,900	2,083
Outsourcing, Inc. (b)	49,000	1,879
Recruit Holdings Co. Ltd.	84,200	4,252
S Foods, Inc.	700	22
Ship Healthcare Holdings, Inc.	10,500	282
SMC Corp.	11,000	3,097
Software Service, Inc.	1,365	62
Sundrug Co. Ltd.	70,200	2,462
The Suruga Bank Ltd.	107,820	2,253
Tsuruha Holdings, Inc.	35,000	3,548
VT Holdings Co. Ltd.	158,800	808
Welcia Holdings Co. Ltd.	94,000	3,027

TOTAL JAPAN		114,026

Kenya - 0.3%
Safaricom Ltd.	8,940,700	1,668
Luxembourg - 0.6%
B&M European Value Retail S.A.	120,273	525
Eurofins Scientific SA	6,700	3,300

TOTAL LUXEMBOURG		3,825

Malta - 0.4%
Kambi Group PLC (a)	238,000	2,445
Netherlands - 4.4%
ASR Nederland NV	17,500	518
IMCD Group BV	105,800	5,699
ING Groep NV (Certificaten Van Aandelen)	300,609	4,900
Intertrust NV	104,800	2,101
Koninklijke Philips Electronics NV	154,500	5,335
Unilever NV (NY Reg.) (a)(b)	155,187	8,107

TOTAL NETHERLANDS		26,660

New Zealand - 0.7%
EBOS Group Ltd.	173,724	2,184
Trade Maine Group Ltd.	604,746	2,201

TOTAL NEW ZEALAND		4,385

Norway - 0.6%
Schibsted ASA (B Shares)	19,366	434
Statoil ASA (b)	192,900	3,177

TOTAL NORWAY		3,611

Panama - 0.5%
Copa Holdings SA Class A	24,800	2,887
Portugal - 0.4%
NOS SGPS SA	463,903	2,657
Spain - 3.1%
Amadeus IT Holding SA Class A	105,596	5,694
CaixaBank SA	897,500	4,075
Grifols SA ADR	228,100	4,952
Neinor Homes SLU	25,200	497
Prosegur Cash SA	1,364,700	3,479

TOTAL SPAIN		18,697

Sweden - 4.1%
Addlife AB (a)	39,000	742
Alfa Laval AB (b)	177,600	3,643
HEXPOL AB (B Shares) (b)	333,600	3,708
Indutrade AB	116,400	2,751
Nordea Bank AB	465,000	5,722
Svenska Cellulosa AB (SCA) (B Shares)	143,400	4,750
Swedbank AB (A Shares)	147,895	3,505

TOTAL SWEDEN		24,821

Switzerland - 5.3%
Credit Suisse Group AG	317,239	4,838
Julius Baer Group Ltd.	85,030	4,434
Nestle SA (Reg. S)	153,535	11,822
Sika AG	887	5,661
Syngenta AG (a)	936	434
UBS Group AG	315,644	5,393

TOTAL SWITZERLAND		32,582

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	450,000	2,894
United Kingdom - 22.6%
Aggreko PLC	20,800	239
Aon PLC	24,900	2,984
Ascential PLC	664,898	3,038
Booker Group PLC	1,276,990	3,209
British American Tobacco PLC (United Kingdom)	119,217	8,055
BT Group PLC	1,014,437	4,002
Cineworld Group PLC	441,500	4,026
Close Brothers Group PLC	151,000	3,309
Coca-Cola European Partners PLC	69,400	2,680
Compass Group PLC	230,369	4,651
ConvaTec Group PLC	808,500	3,216
Cranswick PLC	54,500	1,893
Dechra Pharmaceuticals PLC	56,800	1,243
Dialog Semiconductor PLC (a)	9,300	435
Diploma PLC	224,800	3,229
Equiniti Group PLC	620,600	1,774
Essentra PLC	360,990	2,532
Exova Group Ltd. PLC	940,100	2,904
Halma PLC	255,190	3,480
Hastings Group Holdings PLC	462,248	1,810
Hikma Pharmaceuticals PLC	59,433	1,491
Hilton Food Group PLC	1,200	12
Howden Joinery Group PLC	454,600	2,726
IMI PLC	187,800	3,111
Intertek Group PLC	75,100	3,955
James Fisher and Sons PLC	107,747	2,241
Jardine Lloyd Thompson Group PLC	186,200	2,646
John Wood Group PLC	345,900	3,403
LivaNova PLC (a)	23,442	1,235
Lloyds Banking Group PLC	698,800	628
London Stock Exchange Group PLC	69,830	3,060
Melrose Industries PLC	1,463,278	4,482
Micro Focus International PLC	88,526	2,967
Prudential PLC	287,771	6,387
Reckitt Benckiser Group PLC	56,564	5,212
Rio Tinto PLC	123,214	4,861
Rolls-Royce Holdings PLC	306,400	3,222
Rotork PLC	557,900	1,777
Schroders PLC	91,300	3,769
Shawbrook Group PLC	288,900	1,280
Sinclair Pharma PLC (a)	1,241,254	539
Spectris PLC	103,300	3,693
St. James's Place Capital PLC	317,300	4,718
Standard Life PLC	815,660	3,844
Tesco PLC (a)	450,600	1,069
Ultra Electronics Holdings PLC	72,300	1,959
Victrex PLC	94,200	2,338
Volution Group PLC	994,400	2,524
Zpg PLC	103,900	498

TOTAL UNITED KINGDOM		138,356

United States of America - 3.2%
Alphabet, Inc. Class C (a)	5,314	4,814
Moody's Corp.	23,130	2,737
PPG Industries, Inc.	36,000	3,954
S&P Global, Inc.	38,214	5,128
Total System Services, Inc.	46,600	2,671

TOTAL UNITED STATES OF AMERICA		19,304

TOTAL COMMON STOCKS
(Cost $537,336)		600,232

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA	42,500	5,787
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)	21,754,400	28
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,571)		5,815

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.85% (c)	1,812,659	1,813
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	22,461,770	22,464
TOTAL MONEY MARKET FUNDS
(Cost $24,277)		24,277
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $567,184)		630,324
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(19,079)
NET ASSETS - 100%		$611,245

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13
Fidelity Securities Lending Cash Central Fund	116
Total	$129

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$77,978	$65,290	$12,688	$--
Consumer Staples	77,502	45,560	31,942	--
Energy	16,415	5,644	10,771	--
Financials	134,450	100,395	34,055	--
Health Care	77,338	53,093	24,245	--
Industrials	98,737	83,139	15,598	--
Information Technology	68,608	54,530	14,078	--
Materials	41,245	36,384	4,861	--
Real Estate	3,345	3,345	--	--
Telecommunication Services	10,429	2,124	8,305	--
Money Market Funds	24,277	24,277	--	--
Total Investments in Securities:	$630,324	$473,781	$156,543	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$22,470
Level 2 to Level 1	$6,249

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,684) — See accompanying schedule: Unaffiliated issuers (cost $542,907)	$606,047
Fidelity Central Funds (cost $24,277)	24,277
Total Investments (cost $567,184)		$630,324
Foreign currency held at value (cost $63)		63
Receivable for investments sold		1,780
Receivable for fund shares sold		661
Dividends receivable		3,182
Distributions receivable from Fidelity Central Funds		31
Other receivables		198
Total assets		636,239
Liabilities
Payable to custodian bank	$476
Payable for investments purchased	1,126
Payable for fund shares redeemed	262
Accrued management fee	358
Distribution and service plan fees payable	127
Other affiliated payables	121
Other payables and accrued expenses	60
Collateral on securities loaned	22,464
Total liabilities		24,994
Net Assets		$611,245
Net Assets consist of:
Paid in capital		$543,573
Undistributed net investment income		2,597
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,982
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		63,093
Net Assets		$611,245
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($61,380.81 ÷ 2,711.500 shares)		$22.64
Maximum offering price per share (100/94.25 of $22.64)		$24.02
Class M:
Net Asset Value and redemption price per share ($251,121.50 ÷ 10,805.921 shares)		$23.24
Maximum offering price per share (100/96.50 of $23.24)		$24.08
Class C:
Net Asset Value and offering price per share ($15,804.55 ÷ 717.779 shares)(a)		$22.02
Class I:
Net Asset Value, offering price and redemption price per share ($282,827.56 ÷ 12,251.055 shares)		$23.09
Class Z:
Net Asset Value, offering price and redemption price per share ($110.59 ÷ 4.789 shares)		$23.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$6,260
Income from Fidelity Central Funds		129
Income before foreign taxes withheld		6,389
Less foreign taxes withheld		(527)
Total income		5,862
Expenses
Management fee
Basic fee	$1,982
Performance adjustment	(233)
Transfer agent fees	582
Distribution and service plan fees	738
Accounting and security lending fees	149
Custodian fees and expenses	103
Independent trustees' fees and expenses	1
Registration fees	40
Audit	51
Legal	5
Interest	2
Miscellaneous	2
Total expenses before reductions	3,422
Expense reductions	(219)	3,203
Net investment income (loss)		2,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,499
Foreign currency transactions	(44)
Total net realized gain (loss)		16,455
Change in net unrealized appreciation (depreciation) on: Investment securities	48,201
Assets and liabilities in foreign currencies	85
Total change in net unrealized appreciation (depreciation)		48,286
Net gain (loss)		64,741
Net increase (decrease) in net assets resulting from operations		$67,400

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,659	$6,533
Net realized gain (loss)	16,455	13,179
Change in net unrealized appreciation (depreciation)	48,286	(53,447)
Net increase (decrease) in net assets resulting from operations	67,400	(33,735)
Distributions to shareholders from net investment income	(6,346)	(2,404)
Distributions to shareholders from net realized gain	(438)	–
Total distributions	(6,784)	(2,404)
Share transactions - net increase (decrease)	(71,595)	(23,537)
Redemption fees	3	14
Total increase (decrease) in net assets	(10,976)	(59,662)
Net Assets
Beginning of period	622,221	681,883
End of period	$611,245	$622,221
Other Information
Undistributed net investment income end of period	$2,597	$6,284

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.40	$21.59	$21.09	$21.61	$16.76	$16.13
Income from Investment Operations
Net investment income (loss)A	.09	.20	.19	.24	.17	.23
Net realized and unrealized gain (loss)	2.36	(1.31)	.33	(.50)	4.97	.64
Total from investment operations	2.45	(1.11)	.52	(.26)	5.14	.87
Distributions from net investment income	(.20)	(.08)	(.02)	(.18)	(.25)	(.24)
Distributions from net realized gain	(.02)	–	–	(.08)	(.04)	–
Total distributions	(.21)B	(.08)	(.02)	(.26)	(.29)	(.24)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.64	$20.40	$21.59	$21.09	$21.61	$16.76
Total ReturnD,E,F	12.18%	(5.16)%	2.46%	(1.24)%	31.13%	5.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.36%	1.35%	1.30%	1.37%	1.33%
Expenses net of fee waivers, if any	1.20%I	1.35%	1.35%	1.30%	1.37%	1.33%
Expenses net of all reductions	1.13%I	1.35%	1.34%	1.30%	1.36%	1.32%
Net investment income (loss)	.85%I	.96%	.89%	1.10%	.91%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$61	$58	$78	$65	$69	$60
Portfolio turnover rateJ	53%I	94%	29%	39%	37%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.91	$22.11	$21.62	$22.16	$17.16	$16.50
Income from Investment Operations
Net investment income (loss)A	.07	.16	.15	.21	.14	.20
Net realized and unrealized gain (loss)	2.42	(1.34)	.34	(.52)	5.11	.66
Total from investment operations	2.49	(1.18)	.49	(.31)	5.25	.86
Distributions from net investment income	(.15)	(.02)	–	(.15)	(.21)	(.20)
Distributions from net realized gain	(.02)	–	–	(.08)	(.04)	–
Total distributions	(.16)B	(.02)	–	(.23)	(.25)	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.24	$20.91	$22.11	$21.62	$22.16	$17.16
Total ReturnD,E,F	12.03%	(5.34)%	2.27%	(1.42)%	30.96%	5.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.41%I	1.56%	1.55%	1.48%	1.53%	1.51%
Expenses net of fee waivers, if any	1.41%I	1.56%	1.55%	1.48%	1.53%	1.51%
Expenses net of all reductions	1.34%I	1.56%	1.55%	1.48%	1.52%	1.50%
Net investment income (loss)	.65%I	.76%	.69%	.92%	.74%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$251	$237	$285	$293	$329	$271
Portfolio turnover rateJ	53%I	94%	29%	39%	37%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of .015 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.74	$20.98	$20.63	$21.21	$16.43	$15.78
Income from Investment Operations
Net investment income (loss)A	–B	.03	.02	.07	.03	.11
Net realized and unrealized gain (loss)	2.30	(1.27)	.33	(.50)	4.89	.64
Total from investment operations	2.30	(1.24)	.35	(.43)	4.92	.75
Distributions from net investment income	(.01)	–	–	(.07)	(.10)	(.10)
Distributions from net realized gain	(.02)	–	–	(.08)	(.04)	–
Total distributions	(.02)C	–	–	(.15)	(.14)	(.10)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.02	$19.74	$20.98	$20.63	$21.21	$16.43
Total ReturnD,E,F	11.69%	(5.91)%	1.70%	(2.06)%	30.16%	4.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.01%I	2.16%	2.15%	2.08%	2.12%	2.09%
Expenses net of fee waivers, if any	2.01%I	2.16%	2.15%	2.08%	2.12%	2.09%
Expenses net of all reductions	1.94%I	2.16%	2.14%	2.08%	2.10%	2.07%
Net investment income (loss)	.05%I	.16%	.09%	.32%	.16%	.67%
Supplemental Data
Net assets, end of period (in millions)	$16	$16	$19	$19	$21	$16
Portfolio turnover rateJ	53%I	94%	29%	39%	37%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.02 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.86	$22.06	$21.55	$22.07	$17.11	$16.45
Income from Investment Operations
Net investment income (loss)A	.12	.27	.27	.32	.24	.29
Net realized and unrealized gain (loss)	2.41	(1.33)	.34	(.52)	5.08	.65
Total from investment operations	2.53	(1.06)	.61	(.20)	5.32	.94
Distributions from net investment income	(.29)	(.14)	(.10)	(.24)	(.31)	(.28)
Distributions from net realized gain	(.02)	–	–	(.08)	(.04)	–
Total distributions	(.30)B	(.14)	(.10)	(.32)	(.36)C	(.28)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$23.09	$20.86	$22.06	$21.55	$22.07	$17.11
Total ReturnE,F	12.35%	(4.85)%	2.82%	(.95)%	31.63%	5.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.89%I	1.04%	1.03%	.96%	1.02%	.99%
Expenses net of fee waivers, if any	.89%I	1.04%	1.03%	.96%	1.02%	.99%
Expenses net of all reductions	.82%I	1.03%	1.02%	.96%	1.01%	.97%
Net investment income (loss)	1.17%I	1.28%	1.21%	1.44%	1.26%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$283	$311	$298	$330	$307	$257
Portfolio turnover rateJ	53%I	94%	29%	39%	37%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.287 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class Z

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$20.88
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	2.08
Total from investment operations	2.21
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$23.09
Total ReturnC,D	10.58%
Ratios to Average Net AssetsB,E
Expenses before reductions	.75%F
Expenses net of fee waivers, if any	.75%F
Expenses net of all reductions	.68%F
Net investment income (loss)	2.43%F
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rateG	53%F

 A For the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

 B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$76,671
Gross unrealized depreciation	(13,884)
Net unrealized appreciation (depreciation) on securities	$62,787
Tax cost	$567,537

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(10,855)

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $157,124 and $231,867, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$72	$2
Class M	.25%	.25%	590	5
Class C	.75%	.25%	76	5
			$738	$12

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	1
Class C(a)	–(b)
$3

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$70.24
Class M	235.20
Class C	23.30
Class I	254.18
Class Z	–(b)	.05
	$582

 (a) Annualized

 (b) In the amount of less than five hundred dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,638.78%		$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $116. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $216 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$558	$285
Class M	1,667	255
Class C	7	–
Class I	4,114	1,864
Total	$6,346	$2,404
From net realized gain
Class A	$42	$–
Class M	169	–
Class C	12	–
Class I	215	–
Total	$438	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017(a)	Year ended October 31, 2016	Six months ended April 30, 2017(a)	Year ended October 31, 2016
Class A
Shares sold	349	388	$7,025	$7,924
Reinvestment of distributions	29	13	573	274
Shares redeemed	(506)	(1,193)	(10,340)	(24,306)
Net increase (decrease)	(128)	(792)	$(2,742)	$(16,108)
Class M
Shares sold	866	1,617	$18,305	$33,881
Reinvestment of distributions	88	11	1,797	250
Shares redeemed	(1,495)	(3,184)	(31,742)	(66,804)
Net increase (decrease)	(541)	(1,556)	$(11,640)	$(32,673)
Class B
Shares sold	–	–	$–	$15
Shares redeemed	–	(79)	–	(1,538)
Net increase (decrease)	–	(79)	$–	$(1,523)
Class C
Shares sold	60	109	$1,208	$2,161
Reinvestment of distributions	1	–	17	–
Shares redeemed	(131)	(214)	(2,642)	(4,248)
Net increase (decrease)	(70)	(105)	$(1,417)	$(2,087)
Class I
Shares sold	668	2,038	$14,045	$41,550
Reinvestment of distributions	138	49	2,779	1,078
Shares redeemed	(3,486)	(659)	(72,720)	(13,774)
Net increase (decrease)	(2,680)	1,428	$(55,896)	$28,854
Class Z
Shares sold	5	–	$100	$–
Net increase (decrease)	5	–	$100	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to April 30, 2017

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017) for Class A, Class M, Class C and Class I and for the period (February 1, 2017 to April 30, 2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Class A	1.20%
Actual		$1,000.00	$1,121.80	$6.31-B
Hypothetical-C		$1,000.00	$1,018.84	$6.01-D
Class M	1.41%
Actual		$1,000.00	$1,120.30	$7.41-B
Hypothetical-C		$1,000.00	$1,017.80	$7.05-D
Class C	2.01%
Actual		$1,000.00	$1,116.90	$10.55-B
Hypothetical-C		$1,000.00	$1,014.83	$10.04-D
Class I	.89%
Actual		$1,000.00	$1,123.50	$4.69-B
Hypothetical-C		$1,000.00	$1,020.38	$4.46-D
Class Z	.75%
Actual		$1,000.00	$1,105.80	$1.93-B
Hypothetical-C		$1,000.00	$1,021.08	$3.76-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 89/365 (to reflect the period February 1, 2017 to April 30, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OS-SANN-0617
1.703565.119

Fidelity Advisor® Value Leaders Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	5.3	4.9
Alphabet, Inc. Class A	4.4	4.2
Wells Fargo & Co.	4.1	3.9
Amgen, Inc.	3.4	2.2
U.S. Bancorp	2.9	2.2
JPMorgan Chase & Co.	2.9	4.4
Apple, Inc.	2.8	2.9
Cigna Corp.	2.5	1.9
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.5	3.6
Prudential PLC	2.3	1.8
	33.1

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	28.9
Health Care	15.3	13.9
Information Technology	14.8	19.8
Consumer Discretionary	8.6	9.4
Energy	7.8	8.3

Asset Allocation (% of fund's net assets)

As of April 30, 2017 *
Stocks	94.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 26.1%

As of October 31, 2016 *
Stocks	93.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.9%

 * Foreign investments - 23.9%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Media - 6.5%
CBS Corp. Class B	9,400	$625,664
Discovery Communications, Inc. Class A (a)	9,500	273,410
Lions Gate Entertainment Corp. Class B (a)	17,350	413,798
Time Warner, Inc.	3,700	367,299
Twenty-First Century Fox, Inc. Class A	21,600	659,664
		2,339,835
Specialty Retail - 0.8%
Cabela's, Inc. Class A (a)	5,200	283,920
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	4,800	484,944

TOTAL CONSUMER DISCRETIONARY		3,108,699

CONSUMER STAPLES - 6.6%
Beverages - 2.1%
C&C Group PLC	182,102	751,203
Food & Staples Retailing - 2.0%
CVS Health Corp.	9,100	750,204
Safeway, Inc.:
rights (a)	4,300	0
rights (a)	4,300	774
		750,978
Food Products - 2.5%
Kellogg Co.	5,000	355,000
The J.M. Smucker Co.	4,300	544,896
		899,896

TOTAL CONSUMER STAPLES		2,402,077

ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
GasLog Partners LP	24,000	572,400
Golar LNG Partners LP	19,400	442,902
Teekay Corp.	69,800	605,864
Teekay LNG Partners LP	29,000	484,300
Teekay Offshore Partners LP	137,400	729,594
		2,835,060
FINANCIALS - 27.5%
Banks - 9.9%
JPMorgan Chase & Co.	11,925	1,037,475
U.S. Bancorp	20,271	1,039,497
Wells Fargo & Co.	27,826	1,498,152
		3,575,124
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	2,100	469,980
Consumer Finance - 2.7%
Capital One Financial Corp.	5,000	401,900
Discover Financial Services	9,300	582,087
		983,987
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class B (a)	11,500	1,899,914
Insurance - 8.3%
Allstate Corp.	8,040	653,572
Chubb Ltd.	5,600	768,600
Prudential PLC	37,731	837,397
The Travelers Companies, Inc.	6,200	754,292
		3,013,861

TOTAL FINANCIALS		9,942,866

HEALTH CARE - 15.3%
Biotechnology - 4.7%
Amgen, Inc.	7,500	1,224,900
Dyax Corp. rights 12/31/19 (a)	15,500	39,525
Shire PLC sponsored ADR	2,519	445,762
		1,710,187
Health Care Providers & Services - 6.0%
Anthem, Inc.	3,600	640,404
Cigna Corp.	5,900	922,583
McKesson Corp.	4,400	608,476
		2,171,463
Pharmaceuticals - 4.6%
Allergan PLC	3,000	731,580
Teva Pharmaceutical Industries Ltd. sponsored ADR	29,000	915,820
		1,647,400

TOTAL HEALTH CARE		5,529,050

INDUSTRIALS - 5.3%
Aerospace & Defense - 2.3%
United Technologies Corp.	6,800	809,132
Professional Services - 2.5%
Dun & Bradstreet Corp.	5,000	548,050
Nielsen Holdings PLC	8,800	361,944
		909,994
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	4,000	184,040

TOTAL INDUSTRIALS		1,903,166

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.	18,964	646,103
Internet Software & Services - 5.8%
Alphabet, Inc. Class A (a)	1,742	1,610,514
VeriSign, Inc. (a)(b)	5,500	489,060
		2,099,574
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	8,000	481,840
The Western Union Co.	31,100	617,646
		1,099,486
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV (a)	3,200	338,400
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	7,100	1,019,915
Samsung Electronics Co. Ltd.	89	174,542
		1,194,457

TOTAL INFORMATION TECHNOLOGY		5,378,020

MATERIALS - 3.6%
Chemicals - 3.6%
LyondellBasell Industries NV Class A	4,600	389,896
Monsanto Co.	3,200	373,152
Syngenta AG sponsored ADR	3,100	288,393
Valspar Corp.	2,100	236,124
		1,287,565
REAL ESTATE - 2.1%
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	20,900	748,429
UTILITIES - 2.7%
Electric Utilities - 2.7%
Exelon Corp.	17,800	616,414
Xcel Energy, Inc.	8,300	373,915
		990,329
TOTAL COMMON STOCKS
(Cost $30,437,006)		34,125,261

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.85% (c)	2,164,841	2,165,273
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	488,538	488,587
TOTAL MONEY MARKET FUNDS
(Cost $2,653,906)		2,653,860
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $33,090,912)		36,779,121
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(577,584)
NET ASSETS - 100%		$36,201,537

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,687
Fidelity Securities Lending Cash Central Fund	3,341
Total	$11,028

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,108,699	$3,108,699	$--	$--
Consumer Staples	2,402,077	2,401,303	--	774
Energy	2,835,060	2,835,060	--	--
Financials	9,942,866	9,105,469	837,397	--
Health Care	5,529,050	5,489,525	--	39,525
Industrials	1,903,166	1,903,166	--	--
Information Technology	5,378,020	5,378,020	--	--
Materials	1,287,565	1,287,565	--	--
Real Estate	748,429	748,429	--	--
Utilities	990,329	990,329	--	--
Money Market Funds	2,653,860	2,653,860	--	--
Total Investments in Securities:	$36,779,121	$35,901,425	$837,397	$40,299

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.9%
Marshall Islands	7.8%
Ireland	4.1%
United Kingdom	3.3%
Switzerland	2.9%
Israel	2.6%
Netherlands	2.5%
Bailiwick of Jersey	1.2%
Canada	1.2%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $480,168) — See accompanying schedule: Unaffiliated issuers (cost $30,437,006)	$34,125,261
Fidelity Central Funds (cost $2,653,906)	2,653,860
Total Investments (cost $33,090,912)		$36,779,121
Receivable for investments sold		49,307
Receivable for fund shares sold		10,617
Dividends receivable		26,771
Distributions receivable from Fidelity Central Funds		2,030
Prepaid expenses		21
Receivable from investment adviser for expense reductions		16,073
Other receivables		2,604
Total assets		36,886,544
Liabilities
Payable for investments purchased	$92,479
Payable for fund shares redeemed	39,650
Accrued management fee	16,777
Distribution and service plan fees payable	12,255
Other affiliated payables	7,818
Other payables and accrued expenses	27,328
Collateral on securities loaned	488,700
Total liabilities		685,007
Net Assets		$36,201,537
Net Assets consist of:
Paid in capital		$47,128,077
Distributions in excess of net investment income		(6,416)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,608,847)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,688,723
Net Assets		$36,201,537
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,489,171 ÷ 1,012,710 shares)		$18.26
Maximum offering price per share (100/94.25 of $18.26)		$19.37
Class M:
Net Asset Value and redemption price per share ($7,565,651 ÷ 413,525 shares)		$18.30
Maximum offering price per share (100/96.50 of $18.30)		$18.96
Class C:
Net Asset Value and offering price per share ($6,792,294 ÷ 382,874 shares)(a)		$17.74
Class I:
Net Asset Value, offering price and redemption price per share ($3,354,421 ÷ 182,406 shares)		$18.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$282,452
Income from Fidelity Central Funds		11,028
Total income		293,480
Expenses
Management fee
Basic fee	$94,351
Performance adjustment	(7,780)
Transfer agent fees	40,523
Distribution and service plan fees	70,882
Accounting and security lending fees	6,792
Custodian fees and expenses	9,399
Independent trustees' fees and expenses	70
Registration fees	32,532
Audit	30,787
Legal	2,093
Miscellaneous	709
Total expenses before reductions	280,358
Expense reductions	(37,033)	243,325
Net investment income (loss)		50,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	762,622
Fidelity Central Funds	220
Foreign currency transactions	(148)
Total net realized gain (loss)		762,694
Change in net unrealized appreciation (depreciation) on: Investment securities	3,656,391
Assets and liabilities in foreign currencies	515
Total change in net unrealized appreciation (depreciation)		3,656,906
Net gain (loss)		4,419,600
Net increase (decrease) in net assets resulting from operations		$4,469,755

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,155	$199,138
Net realized gain (loss)	762,694	(209,677)
Change in net unrealized appreciation (depreciation)	3,656,906	(137,385)
Net increase (decrease) in net assets resulting from operations	4,469,755	(147,924)
Distributions to shareholders from net investment income	(117,871)	(492,638)
Distributions to shareholders from net realized gain	–	(36,002)
Total distributions	(117,871)	(528,640)
Share transactions - net increase (decrease)	324,935	(2,669,934)
Total increase (decrease) in net assets	4,676,819	(3,346,498)
Net Assets
Beginning of period	31,524,718	34,871,216
End of period	$36,201,537	$31,524,718
Other Information
Undistributed net investment income end of period	$–	$61,300
Distributions in excess of net investment income end of period	$(6,416)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.03	$16.34	$15.79	$13.73	$10.82	$9.96
Income from Investment Operations
Net investment income (loss)A	.04	.12	.29	.12	.10	.13
Net realized and unrealized gain (loss)	2.27	(.15)B	.39C	1.94	3.01	.85
Total from investment operations	2.31	(.03)	.68	2.06	3.11	.98
Distributions from net investment income	(.08)	(.27)	(.12)	–	(.20)	(.12)
Distributions from net realized gain	–	(.02)	(.01)	–	–	–D
Total distributions	(.08)	(.28)E	(.13)	–	(.20)	(.12)
Net asset value, end of period	$18.26	$16.03	$16.34	$15.79	$13.73	$10.82
Total ReturnF,G,H	14.42%	(.18)%B	4.32%C	15.00%	29.24%	10.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.45%K	1.47%	1.49%	1.30%	1.33%	1.28%
Expenses net of fee waivers, if any	1.25%K	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%K	1.24%	1.25%	1.25%	1.23%	1.24%
Net investment income (loss)	.45%K	.77%	1.78%	.78%	.82%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$18,489	$16,448	$18,237	$15,067	$15,339	$14,705
Portfolio turnover rateL	49%K	63%	54%	182%	87%	94%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.24)%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.01%

 D Amount represents less than $.005 per share.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.017 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.04	$16.33	$15.78	$13.75	$10.82	$9.96
Income from Investment Operations
Net investment income (loss)A	.02	.08	.25	.08	.07	.10
Net realized and unrealized gain (loss)	2.28	(.16)B	.39C	1.95	3.02	.85
Total from investment operations	2.30	(.08)	.64	2.03	3.09	.95
Distributions from net investment income	(.04)	(.20)	(.08)	–	(.16)	(.09)
Distributions from net realized gain	–	(.02)	(.01)	–	–	–D
Total distributions	(.04)	(.21)E	(.09)	–	(.16)	(.09)
Net asset value, end of period	$18.30	$16.04	$16.33	$15.78	$13.75	$10.82
Total ReturnF,G,H	14.35%	(.49)%B	4.04%C	14.76%	28.97%	9.68%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.73%K	1.77%	1.78%	1.58%	1.60%	1.55%
Expenses net of fee waivers, if any	1.50%K	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%K	1.49%	1.50%	1.50%	1.48%	1.49%
Net investment income (loss)	.20%K	.52%	1.53%	.53%	.57%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$7,566	$6,732	$7,672	$7,819	$6,569	$6,145
Portfolio turnover rateL	49%K	63%	54%	182%	87%	94%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.55)%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.73%

 D Amount represents less than $.005 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.017 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$15.88	$15.35	$13.44	$10.59	$9.75
Income from Investment Operations
Net investment income (loss)A	(.03)	–B	.17	–B	.01	.05
Net realized and unrealized gain (loss)	2.21	(.16)C	.37D	1.91	2.95	.84
Total from investment operations	2.18	(.16)	.54	1.91	2.96	.89
Distributions from net investment income	–	(.15)	–	–	(.11)	(.05)
Distributions from net realized gain	–	(.02)	(.01)	–	–	–B
Total distributions	–	(.16)E	(.01)	–	(.11)	(.05)
Net asset value, end of period	$17.74	$15.56	$15.88	$15.35	$13.44	$10.59
Total ReturnF,G,H	14.01%	(1.00)%C	3.54%D	14.21%	28.27%	9.21%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.26%K	2.29%	2.29%	2.09%	2.08%	2.04%
Expenses net of fee waivers, if any	2.00%K	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%K	1.99%	2.00%	2.00%	1.97%	1.99%
Net investment income (loss)	(.30)%K	.02%	1.03%	.03%	.07%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,792	$5,057	$5,662	$4,458	$4,340	$3,299
Portfolio turnover rateL	49%K	63%	54%	182%	87%	94%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.06)%

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.23%

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.017 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.16	$16.48	$15.93	$13.81	$10.89	$10.04
Income from Investment Operations
Net investment income (loss)A	.06	.16	.34	.15	.14	.18
Net realized and unrealized gain (loss)	2.29	(.15)B	.39C	1.97	3.02	.83
Total from investment operations	2.35	.01	.73	2.12	3.16	1.01
Distributions from net investment income	(.12)	(.31)	(.17)	–	(.24)	(.16)
Distributions from net realized gain	–	(.02)	(.01)	–	–	–D
Total distributions	(.12)	(.33)	(.18)	–	(.24)	(.16)
Net asset value, end of period	$18.39	$16.16	$16.48	$15.93	$13.81	$10.89
Total ReturnE,F	14.58%	.03%B	4.58%C	15.35%	29.65%	10.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.18%	1.18%	1.01%	.94%	.83%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	.94%	.83%
Expenses net of all reductions	1.00%I	.99%	1.00%	1.00%	.92%	.82%
Net investment income (loss)	.70%I	1.02%	2.03%	1.03%	1.13%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$3,354	$3,287	$3,052	$1,261	$1,767	$1,195
Portfolio turnover rateJ	49%I	63%	54%	182%	87%	94%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.03)%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.27%

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2– other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,648,879
Gross unrealized depreciation	(1,174,441)
Net unrealized appreciation (depreciation) on securities	$3,474,438
Tax cost	$33,304,683

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(14,819,668)
2019	(169,201)
Total with expiration	$(14,988,869)
No expiration
Long-term	$(159,385)
Total capital loss carryforward	$(15,148,254)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,250,776 and $7,817,016, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$22,274	$347
Class M	.25%	.25%	18,612	102
Class C	.75%	.25%	29,996	1,748
			$70,882	$2,197

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,634
Class M	358
Class C(a)	223
$4,215

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$19,643.22
Class M	9,394.25
Class C	8,296.28
Class I	3,190.19
	$40,523

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $106 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,341. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$17,604
Class M	1.50%	8,561
Class C	2.00%	7,792
Class I	1.00%	2,900
		$36,857

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

In addition, during the period the investment adviser reimbursed and/or waiver a portion of fund-level operating expenses in the amount of $152.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$78,085	$296,202
Class M	16,949	86,018
Class B	–	332
Class C	–	52,765
Class I	22,837	57,321
Total	$117,871	$492,638
From net realized gain
Class A	$–	$19,002
Class M	–	7,499
Class B	–	245
Class C	–	6,102
Class I	–	3,154
Total	$–	$36,002

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	91,652	178,600	$1,650,240	$2,796,584
Reinvestment of distributions	4,407	19,140	76,682	309,115
Shares redeemed	(109,733)	(287,425)	(1,937,394)	(4,568,818)
Net increase (decrease)	(13,674)	(89,685)	$(210,472)	$(1,463,119)
Class M
Shares sold	31,039	26,445	$540,349	$421,591
Reinvestment of distributions	936	5,586	16,345	90,492
Shares redeemed	(38,068)	(82,224)	(675,912)	(1,314,603)
Net increase (decrease)	(6,093)	(50,193)	$(119,218)	$(802,520)
Class B
Shares sold	–	123	$–	$1,901
Reinvestment of distributions	–	32	–	520
Shares redeemed	–	(15,535)	–	(240,977)
Net increase (decrease)	–	(15,380)	$–	$(238,556)
Class C
Shares sold	96,859	51,108	$1,667,992	$785,078
Reinvestment of distributions	–	3,672	–	57,973
Shares redeemed	(38,970)	(86,475)	(674,360)	(1,325,976)
Net increase (decrease)	57,889	(31,695)	$993,632	$(482,925)
Class I
Shares sold	51,264	106,992	$935,818	$1,735,415
Reinvestment of distributions	1,271	3,673	22,260	59,684
Shares redeemed	(73,530)	(92,475)	(1,297,085)	(1,477,913)
Net increase (decrease)	(20,995)	18,190	$(339,007)	$317,186

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.25%
Actual		$1,000.00	$1,144.20	$6.65
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class M	1.50%
Actual		$1,000.00	$1,143.50	$7.97
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	2.00%
Actual		$1,000.00	$1,140.10	$10.61
Hypothetical-C		$1,000.00	$1,014.88	$9.99
Class I	1.00%
Actual		$1,000.00	$1,145.80	$5.32
Hypothetical-C		$1,000.00	$1,019.84	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AVLF-SANN-0617
1.800656.113

Fidelity Advisor® Emerging Markets Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.2	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.4	4.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.9	4.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.3	3.2
Naspers Ltd. Class N (South Africa, Media)	2.3	2.3
	19.1

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.0	26.3
Financials	16.1	16.8
Consumer Discretionary	12.9	13.3
Consumer Staples	12.2	15.9
Materials	9.5	4.7

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	11.6	11.5
Cayman Islands	10.8	13.4
Brazil	9.7	8.9
Korea (South)	7.9	7.8
United States of America	7.6	9.8

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

As of October 31, 2016
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Australia - 0.5%
Amcor Ltd.	214,605	$2,524,538
Belgium - 0.5%
Anheuser-Busch InBev SA NV	23,300	2,627,550
Bermuda - 0.7%
Credicorp Ltd. (United States)	22,314	3,428,769
Brazil - 6.5%
BB Seguridade Participacoes SA	356,600	3,358,099
Cielo SA	449,363	3,411,934
Drogasil SA (a)	154,400	3,281,070
Equatorial Energia SA	155,800	2,821,928
Kroton Educacional SA	717,600	3,379,947
Qualicorp SA	420,500	2,994,061
Smiles SA	126,800	2,758,076
Ultrapar Participacoes SA	148,900	3,303,520
Vale SA sponsored ADR (b)	589,400	5,057,052
Weg SA (a)	540,430	3,013,693

TOTAL BRAZIL		33,379,380

Cayman Islands - 10.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	148,400	17,140,200
Ctrip.com International Ltd. ADR (a)	91,000	4,596,410
NetEase, Inc. ADR	18,000	4,777,020
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	54,400	3,510,976
Shenzhou International Group Holdings Ltd.	439,000	2,889,662
Tencent Holdings Ltd.	725,000	22,716,671

TOTAL CAYMAN ISLANDS		55,630,939

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	83,100	2,954,205
China - 5.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	620,100	2,968,492
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	574,346	3,046,904
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	885,061	2,344,413
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	344,912	2,683,344
Kweichow Moutai Co. Ltd. (A Shares)	45,575	2,733,641
Midea Group Co. Ltd. Class A	530,632	2,591,002
Shanghai International Airport Co. Ltd. (A Shares)	582,787	2,895,547
Sinopharm Group Co. Ltd. (H Shares)	638,400	2,864,381
Wuliangye Yibin Co. Ltd. Class A	420,500	2,775,477
Yunnan Baiyao Group Co. Ltd.	201,452	2,498,607

TOTAL CHINA		27,401,808

France - 1.0%
Dassault Systemes SA	29,253	2,610,723
LVMH Moet Hennessy - Louis Vuitton SA	10,500	2,592,124

TOTAL FRANCE		5,202,847

Germany - 0.5%
Symrise AG	37,500	2,625,349
Greece - 0.5%
Titan Cement Co. SA (Reg.)	104,900	2,741,279
Hong Kong - 2.3%
AIA Group Ltd.	405,600	2,807,994
CSPC Pharmaceutical Group Ltd.	2,318,000	3,218,472
Guangdong Investment Ltd.	2,092,000	3,238,178
Techtronic Industries Co. Ltd.	605,000	2,597,852

TOTAL HONG KONG		11,862,496

India - 11.0%
Adani Ports & Special Economic Zone Ltd. (a)	581,451	2,963,781
Amara Raja Batteries Ltd. (a)	192,345	2,663,031
Asian Paints Ltd.	182,100	3,173,650
Eicher Motors Ltd.	7,531	3,053,634
Godrej Consumer Products Ltd.	118,409	3,209,880
HDFC Bank Ltd.	138,608	3,383,681
Hero Motocorp Ltd.	52,309	2,700,150
Hindustan Zinc Ltd.	575,708	2,399,455
Housing Development Finance Corp. Ltd.	291,305	6,964,994
IndusInd Bank Ltd. (a)	135,061	3,035,564
ITC Ltd.	994,561	4,300,637
LIC Housing Finance Ltd.	335,702	3,492,784
Maruti Suzuki India Ltd.	37,846	3,841,025
Power Grid Corp. of India Ltd.	830,938	2,688,367
Reliance Industries Ltd.	264,626	5,742,825
Zee Entertainment Enterprises Ltd.	381,397	3,125,510

TOTAL INDIA		56,738,968

Indonesia - 2.4%
PT Bank Central Asia Tbk	3,395,000	4,521,063
PT Bank Rakyat Indonesia Tbk	4,016,400	3,887,130
PT Surya Citra Media Tbk	1,922,600	412,532
PT Telkomunikasi Indonesia Tbk Series B	11,529,700	3,803,493

TOTAL INDONESIA		12,624,218

Ireland - 0.5%
Accenture PLC Class A	21,400	2,595,820
Israel - 1.1%
Check Point Software Technologies Ltd. (a)	23,100	2,402,631
Elbit Systems Ltd. (Israel)	5,062	603,085
Frutarom Industries Ltd.	48,176	2,831,926

TOTAL ISRAEL		5,837,642

Kenya - 0.5%
Safaricom Ltd.	13,789,300	2,572,132
Korea (South) - 7.9%
BGFretail Co. Ltd.	26,516	2,552,305
Coway Co. Ltd.	36,687	3,241,072
LG Household & Health Care Ltd.	4,634	3,527,641
NAVER Corp.	6,525	4,588,608
Samsung Electronics Co. Ltd.	13,783	27,030,475

TOTAL KOREA (SOUTH)		40,940,101

Luxembourg - 0.5%
Eurofins Scientific SA	5,200	2,560,857
Mexico - 6.4%
CEMEX S.A.B. de CV sponsored ADR	438,900	4,046,658
Embotelladoras Arca S.A.B. de CV	435,700	3,214,069
Fomento Economico Mexicano S.A.B. de CV unit	493,300	4,439,248
Gruma S.A.B. de CV Series B	215,365	2,875,842
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	304,021	3,126,570
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	172,555	3,274,331
Grupo Aeroportuario Norte S.A.B. de CV	459,900	2,552,197
Grupo Cementos de Chihuahua S.A.B. de CV	537,700	2,550,364
Grupo Mexico SA de CV Series B	1,247,600	3,669,519
Promotora y Operadora de Infraestructura S.A.B. de CV	287,480	3,067,329

TOTAL MEXICO		32,816,127

Netherlands - 1.1%
ASML Holding NV (Netherlands)	18,500	2,445,451
Yandex NV Series A (a)	112,400	3,064,024

TOTAL NETHERLANDS		5,509,475

Philippines - 2.9%
Ayala Corp.	183,680	3,173,559
Ayala Land, Inc.	4,393,000	3,092,089
D&L Industries, Inc.	9,476,500	2,418,655
SM Investments Corp.	215,099	3,122,381
SM Prime Holdings, Inc.	5,196,200	3,087,580

TOTAL PHILIPPINES		14,894,264

Russia - 3.1%
Alrosa Co. Ltd. (a)	1,690,600	2,913,550
Magnit OJSC	22,897	3,529,747
NOVATEK OAO GDR (Reg. S)	29,900	3,623,880
Sberbank of Russia	2,122,200	6,164,053

TOTAL RUSSIA		16,231,230

South Africa - 6.9%
Aspen Pharmacare Holdings Ltd.	158,493	3,287,926
Bidcorp Ltd.	160,315	3,396,621
Capitec Bank Holdings Ltd.	52,600	3,001,373
Discovery Ltd.	288,562	2,889,129
FirstRand Ltd.	1,143,800	4,266,649
Mondi Ltd.	127,220	3,300,794
Naspers Ltd. Class N	63,100	11,998,561
Sanlam Ltd.	613,300	3,253,341

TOTAL SOUTH AFRICA		35,394,394

Spain - 0.5%
Amadeus IT Holding SA Class A	48,300	2,604,353
Sweden - 0.5%
ASSA ABLOY AB (B Shares)	120,000	2,599,889
Switzerland - 0.5%
Sika AG	430	2,744,221
Taiwan - 5.4%
Advantech Co. Ltd.	344,000	2,777,223
Largan Precision Co. Ltd.	28,200	4,679,317
Taiwan Semiconductor Manufacturing Co. Ltd.	3,148,000	20,244,193

TOTAL TAIWAN		27,700,733

Thailand - 1.1%
Airports of Thailand PCL (For. Reg.)	2,599,100	3,023,520
Thai Beverage PCL	4,125,100	2,731,072

TOTAL THAILAND		5,754,592

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi A/S	314,945	2,622,805
United Arab Emirates - 0.6%
National Bank of Abu Dhabi PJSC (a)	992,139	2,971,285
United Kingdom - 3.1%
British American Tobacco PLC (United Kingdom)	39,400	2,661,997
InterContinental Hotel Group PLC	48,300	2,562,382
NMC Health PLC	109,600	2,820,624
Prudential PLC	123,385	2,738,390
Reckitt Benckiser Group PLC	28,200	2,598,279
Unilever PLC	48,700	2,505,534

TOTAL UNITED KINGDOM		15,887,206

United States of America - 7.6%
A.O. Smith Corp.	46,600	2,510,808
Alphabet, Inc. Class C (a)	2,860	2,591,046
Amazon.com, Inc. (a)	2,700	2,497,473
Amphenol Corp. Class A	34,411	2,488,259
China Biologic Products, Inc. (a)	24,100	2,843,800
Facebook, Inc. Class A (a)	18,800	2,824,700
MasterCard, Inc. Class A	22,300	2,593,936
Mettler-Toledo International, Inc. (a)	5,180	2,659,516
Moody's Corp.	23,700	2,804,184
MSCI, Inc.	25,500	2,558,160
Philip Morris International, Inc.	22,400	2,482,816
S&P Global, Inc.	19,800	2,656,962
Sherwin-Williams Co.	8,500	2,844,780
The Walt Disney Co.	20,900	2,416,040
Visa, Inc. Class A	28,100	2,563,282

TOTAL UNITED STATES OF AMERICA		39,335,762

TOTAL COMMON STOCKS
(Cost $387,207,648)		481,315,234

Preferred Stocks - 3.8%
Convertible Preferred Stocks - 0.6%
India - 0.6%
PC Jeweller Ltd. 13.00% (c)	20,810,176	3,217,165
Nonconvertible Preferred Stocks - 3.2%
Brazil - 3.2%
Ambev SA sponsored ADR	956,480	5,480,630
Itau Unibanco Holding SA	567,020	7,013,502
Itausa-Investimentos Itau SA (PN)	1,270,300	3,958,119
		16,452,251
TOTAL PREFERRED STOCKS
(Cost $18,565,431)		19,669,416

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.85% (d)	15,842,698	15,845,866
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	2,598,490	2,598,750
TOTAL MONEY MARKET FUNDS
(Cost $18,444,616)		18,444,616
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $424,217,695)		519,429,266
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,703,899)
NET ASSETS - 100%		$515,725,367

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,217,165 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,539
Fidelity Securities Lending Cash Central Fund	13,897
Total	$29,436

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$66,519,256	$48,711,406	$17,807,850	$--
Consumer Staples	63,268,469	52,875,109	10,393,360	--
Energy	12,670,225	12,670,225	--	--
Financials	82,328,784	70,042,660	12,286,124	--
Health Care	28,431,588	28,431,588	--	--
Industrials	38,469,796	38,469,796	--	--
Information Technology	139,196,770	96,235,906	42,960,864	--
Materials	48,795,995	48,795,995	--	--
Real Estate	6,179,669	6,179,669	--	--
Telecommunication Services	6,375,625	2,572,132	3,803,493	--
Utilities	8,748,473	8,748,473	--	--
Money Market Funds	18,444,616	18,444,616	--	--
Total Investments in Securities:	$519,429,266	$432,177,575	$87,251,691	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$12,770,324
Level 2 to Level 1	$2,253,509

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,548,260) — See accompanying schedule: Unaffiliated issuers (cost $405,773,079)	$500,984,650
Fidelity Central Funds (cost $18,444,616)	18,444,616
Total Investments (cost $424,217,695)		$519,429,266
Cash		39,593
Foreign currency held at value (cost $180,231)		180,231
Receivable for investments sold		1,636,603
Receivable for fund shares sold		1,924,263
Dividends receivable		748,317
Distributions receivable from Fidelity Central Funds		5,005
Prepaid expenses		288
Other receivables		84,721
Total assets		524,048,287
Liabilities
Payable for investments purchased	$4,168,883
Payable for fund shares redeemed	847,056
Accrued management fee	329,061
Distribution and service plan fees payable	77,422
Other affiliated payables	112,934
Other payables and accrued expenses	188,814
Collateral on securities loaned	2,598,750
Total liabilities		8,322,920
Net Assets		$515,725,367
Net Assets consist of:
Paid in capital		$493,747,726
Undistributed net investment income		470,254
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,701,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		95,208,876
Net Assets		$515,725,367
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($113,321,294 ÷ 4,649,787 shares)		$24.37
Maximum offering price per share (100/94.25 of $24.37)		$25.86
Class M:
Net Asset Value and redemption price per share ($45,765,562 ÷ 1,891,732 shares)		$24.19
Maximum offering price per share (100/96.50 of $24.19)		$25.07
Class C:
Net Asset Value and offering price per share ($44,166,981 ÷ 1,897,048 shares)(a)		$23.28
Class I:
Net Asset Value, offering price and redemption price per share ($305,021,780 ÷ 12,463,284 shares)		$24.47
Class Z:
Net Asset Value, offering price and redemption price per share ($7,449,750 ÷ 304,745 shares)		$24.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$4,141,653
Interest		31
Income from Fidelity Central Funds		29,436
Income before foreign taxes withheld		4,171,120
Less foreign taxes withheld		(350,882)
Total income		3,820,238
Expenses
Management fee	$1,759,557
Transfer agent fees	526,722
Distribution and service plan fees	446,629
Accounting and security lending fees	114,796
Custodian fees and expenses	139,373
Independent trustees' fees and expenses	886
Registration fees	54,613
Audit	35,079
Legal	791
Miscellaneous	1,704
Total expenses before reductions	3,080,150
Expense reductions	(87,688)	2,992,462
Net investment income (loss)		827,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,393,303
Fidelity Central Funds	34
Foreign currency transactions	(117,308)
Total net realized gain (loss)		2,276,029
Change in net unrealized appreciation (depreciation) on: Investment securities	38,682,104
Assets and liabilities in foreign currencies	9,744
Total change in net unrealized appreciation (depreciation)		38,691,848
Net gain (loss)		40,967,877
Net increase (decrease) in net assets resulting from operations		$41,795,653

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$827,776	$803,129
Net realized gain (loss)	2,276,029	(14,957,784)
Change in net unrealized appreciation (depreciation)	38,691,848	45,581,005
Net increase (decrease) in net assets resulting from operations	41,795,653	31,426,350
Distributions to shareholders from net investment income	(1,034,337)	(397,152)
Share transactions - net increase (decrease)	20,037,101	2,272,710
Redemption fees	33,940	60,319
Total increase (decrease) in net assets	60,832,357	33,362,227
Net Assets
Beginning of period	454,893,010	421,530,783
End of period	$515,725,367	$454,893,010
Other Information
Undistributed net investment income end of period	$470,254	$676,815

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.30	$20.73	$23.38	$22.62	$20.51	$20.50
Income from Investment Operations
Net investment income (loss)A	.03	.02	.06	.06	.08	.22
Net realized and unrealized gain (loss)	2.05	1.55	(2.66)	.76	2.23	(.06)
Total from investment operations	2.08	1.57	(2.60)	.82	2.31	.16
Distributions from net investment income	(.01)	–	(.02)	(.05)	(.20)	(.15)
Distributions from net realized gain	–	–	(.03)	(.01)	–	–
Total distributions	(.01)	–	(.05)	(.06)	(.20)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.37	$22.30	$20.73	$23.38	$22.62	$20.51
Total ReturnC,D,E	9.31%	7.57%	(11.13)%	3.65%	11.34%	.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.51%H	1.51%	1.52%	1.52%	1.56%	1.54%
Expenses net of fee waivers, if any	1.50%H	1.51%	1.52%	1.52%	1.55%	1.54%
Expenses net of all reductions	1.47%H	1.51%	1.50%	1.52%	1.50%	1.48%
Net investment income (loss)	.26%H	.11%	.28%	.26%	.38%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$113,321	$118,092	$112,931	$141,601	$146,378	$160,464
Portfolio turnover rateI	79%H	85%	110%	97%	121%	177%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.16	$20.65	$23.30	$22.55	$20.44	$20.43
Income from Investment Operations
Net investment income (loss)A	–	(.03)	.01	–B	.03	.16
Net realized and unrealized gain (loss)	2.03	1.54	(2.66)	.76	2.22	(.06)
Total from investment operations	2.03	1.51	(2.65)	.76	2.25	.10
Distributions from net investment income	–	–	–	–B	(.14)	(.09)
Distributions from net realized gain	–	–	–	(.01)	–	–
Total distributions	–	–	–	(.01)	(.14)	(.09)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.19	$22.16	$20.65	$23.30	$22.55	$20.44
Total ReturnC,D,E	9.16%	7.31%	(11.37)%	3.39%	11.06%	.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.78%	1.78%	1.81%	1.80%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.78%	1.78%	1.81%	1.80%
Expenses net of all reductions	1.72%H	1.77%	1.76%	1.78%	1.76%	1.73%
Net investment income (loss)	.01%H	(.15)%	.02%	- %I	.13%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$45,766	$44,575	$43,365	$54,341	$55,797	$58,919
Portfolio turnover rateJ	79%H	85%	110%	97%	121%	177%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.37	$20.02	$22.70	$22.06	$20.00	$20.00
Income from Investment Operations
Net investment income (loss)A	(.05)	(.13)	(.10)	(.11)	(.08)	.06
Net realized and unrealized gain (loss)	1.96	1.48	(2.58)	.75	2.18	(.06)
Total from investment operations	1.91	1.35	(2.68)	.64	2.10	–
Distributions from net investment income	–	–	–	–	(.04)	–
Distributions from net realized gain	–	–	–	–	–	–
Total distributions	–	–	–	–	(.04)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.28	$21.37	$20.02	$22.70	$22.06	$20.00
Total ReturnC,D,E	8.94%	6.74%	(11.81)%	2.90%	10.49%	-%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.26%H	2.26%	2.27%	2.27%	2.31%	2.29%
Expenses net of fee waivers, if any	2.25%H	2.26%	2.27%	2.27%	2.30%	2.29%
Expenses net of all reductions	2.22%H	2.26%	2.26%	2.27%	2.25%	2.23%
Net investment income (loss)	(.49)%H	(.64)%	(.47)%	(.49)%	(.37)%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$44,167	$43,848	$46,595	$64,026	$62,532	$65,598
Portfolio turnover rateI	79%H	85%	110%	97%	121%	177%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.44	$20.83	$23.50	$22.73	$20.61	$20.63
Income from Investment Operations
Net investment income (loss)A	.07	.10	.14	.14	.15	.28
Net realized and unrealized gain (loss)	2.05	1.55	(2.67)	.76	2.25	(.06)
Total from investment operations	2.12	1.65	(2.53)	.90	2.40	.22
Distributions from net investment income	(.09)	(.04)	(.11)	(.12)	(.28)	(.24)
Distributions from net realized gain	–	–	(.03)	(.01)	–	–
Total distributions	(.09)	(.04)	(.14)	(.13)	(.28)	(.24)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.47	$22.44	$20.83	$23.50	$22.73	$20.61
Total ReturnC,D	9.53%	7.93%	(10.83)%	4.00%	11.73%	1.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.15%G	1.16%	1.17%	1.18%	1.23%	1.22%
Expenses net of fee waivers, if any	1.15%G	1.16%	1.17%	1.18%	1.22%	1.22%
Expenses net of all reductions	1.11%G	1.15%	1.16%	1.18%	1.18%	1.16%
Net investment income (loss)	.62%G	.46%	.63%	.60%	.71%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$305,022	$242,116	$209,270	$199,098	$150,576	$145,782
Portfolio turnover rateH	79%G	85%	110%	97%	121%	177%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$22.44	$20.83	$23.50	$22.73	$21.33
Income from Investment Operations
Net investment income (loss)B	.08	.13	.17	.18	.03
Net realized and unrealized gain (loss)	2.06	1.55	(2.66)	.76	1.37
Total from investment operations	2.14	1.68	(2.49)	.94	1.40
Distributions from net investment income	(.13)	(.07)	(.14)	(.16)	–
Distributions from net realized gain	–	–	(.03)	(.01)	–
Total distributions	(.13)	(.07)	(.18)C	(.17)	–
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$24.45	$22.44	$20.83	$23.50	$22.73
Total ReturnE,F	9.64%	8.09%	(10.68)%	4.19%	6.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%	1.02%	1.02%	1.05%I
Expenses net of fee waivers, if any	1.00%I	1.01%	1.02%	1.02%	1.05%I
Expenses net of all reductions	.96%I	1.00%	1.00%	1.02%	1.00%I
Net investment income (loss)	.77%I	.61%	.78%	.77%	.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,450	$6,261	$6,114	$5,544	$107
Portfolio turnover rateJ	79%I	85%	110%	97%	121%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$103,096,474
Gross unrealized depreciation	(8,624,691)
Net unrealized appreciation (depreciation) on securities	$94,471,783
Tax cost	$424,957,483

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(47,911,843)
No expiration
Short-term	(27,021,333)
Long-term	(98,528)
Total no expiration	(27,119,861)
Total capital loss carryforward	$(75,031,704)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,242,836 and $176,097,153, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$136,994	$2,307
Class M	.25%	.25%	105,164	109
Class C	.75%	.25%	204,471	19,229
			$446,629	$21,645

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17,335
Class M	4,516
Class C(a)	2,365
$24,216

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$165,151.30
Class M	65,212.31
Class C	61,703.30
Class I	233,205.19
Class Z	1,451.05
	$526,722

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $922 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $735 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,897. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $85,853 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,833.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$30,776	$–
Class I	966,752	377,257
Class Z	36,809	19,895
Total	$1,034,337	$397,152

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	573,958	1,287,322	$12,627,059	$26,551,895
Reinvestment of distributions	1,458	–	29,674	–
Shares redeemed	(1,222,099)	(1,438,216)	(26,861,874)	(29,488,728)
Net increase (decrease)	(646,683)	(150,894)	$(14,205,141)	$(2,936,833)
Class M
Shares sold	202,145	399,801	$4,452,992	$8,288,739
Shares redeemed	(322,385)	(487,420)	(6,965,836)	(9,949,508)
Net increase (decrease)	(120,240)	(87,619)	$(2,512,844)	$(1,660,769)
Class B
Shares sold	–	1,946	$–	$35,966
Shares redeemed	–	(164,147)	–	(3,213,934)
Net increase (decrease)	–	(162,201)	$–	$(3,177,968)
Class C
Shares sold	195,913	320,918	$4,191,205	$6,446,419
Shares redeemed	(350,414)	(596,462)	(7,305,076)	(11,812,796)
Net increase (decrease)	(154,501)	(275,544)	$(3,113,871)	$(5,366,377)
Class I
Shares sold	2,716,601	2,135,827	$62,145,808	$44,606,979
Reinvestment of distributions	45,270	17,692	948,024	362,855
Shares redeemed	(1,087,175)	(1,410,799)	(23,854,389)	(29,258,048)
Net increase (decrease)	1,674,696	742,720	$39,239,443	$15,711,786
Class Z
Shares sold	60,532	44,404	$1,390,451	$931,866
Reinvestment of distributions	1,759	971	36,809	19,895
Shares redeemed	(36,556)	(59,855)	(797,746)	(1,248,890)
Net increase (decrease)	25,735	(14,480)	$629,514	$(297,129)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.50%
Actual		$1,000.00	$1,093.10	$7.78
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class M	1.76%
Actual		$1,000.00	$1,091.60	$9.13
Hypothetical-C		$1,000.00	$1,016.07	$8.80
Class C	2.25%
Actual		$1,000.00	$1,089.40	$11.66
Hypothetical-C		$1,000.00	$1,013.64	$11.23
Class I	1.15%
Actual		$1,000.00	$1,095.30	$5.97
Hypothetical-C		$1,000.00	$1,019.09	$5.76
Class Z	1.00%
Actual		$1,000.00	$1,096.40	$5.20
Hypothetical-C		$1,000.00	$1,019.84	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

FAEM-SANN-0617
1.800638.113

Fidelity Advisor® Global Equity Income Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.9	3.0
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.0	2.2
Microsoft Corp. (United States of America, Software)	1.9	2.3
Micro Focus International PLC (United Kingdom, Software)	1.9	1.4
Bank of America Corp. (United States of America, Banks)	1.8	1.6
	10.5

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	16.1
Information Technology	16.2	17.7
Consumer Staples	13.7	14.1
Health Care	12.5	14.5
Consumer Discretionary	10.3	13.2

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	41.6	43.4
Japan	9.7	13.6
United Kingdom	9.5	9.3
Canada	4.4	5.2
Ireland	3.4	4.1

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks	93.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

As of October 31, 2016
Stocks	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
		Shares	Value
Australia - 0.2%
Asaleo Care Ltd.		31,800	$42,742
Austria - 0.0%
RHI AG		300	8,742
Bailiwick of Jersey - 1.0%
Wolseley PLC		2,830	179,867
Belgium - 1.5%
Anheuser-Busch InBev SA NV		1,500	169,156
KBC Groep NV		1,521	109,814

TOTAL BELGIUM			278,970

Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,640	75,425
Constellation Software, Inc.		310	141,784
Fairfax Financial Holdings Ltd. (sub. vtg.)		170	77,711
Imperial Oil Ltd.		5,410	157,380
PrairieSky Royalty Ltd.		1,120	24,409
Suncor Energy, Inc.		10,060	315,275

TOTAL CANADA			791,984

Cayman Islands - 0.6%
Goodbaby International Holdings Ltd.		61,000	27,683
SITC International Holdings Co. Ltd.		126,000	90,227

TOTAL CAYMAN ISLANDS			117,910

Chile - 0.5%
Vina San Pedro SA		8,495,654	82,741
China - 0.2%
Shanghai International Airport Co. Ltd. (A Shares)		8,773	43,588
Denmark - 0.2%
Pandora A/S		300	32,424
France - 1.0%
Cegedim SA (a)		1,200	33,385
Maisons du Monde SA		1,417	49,177
VINCI SA		1,100	93,762

TOTAL FRANCE			176,324

Germany - 2.4%
adidas AG		683	136,820
AURELIUS AG		1,919	94,694
SAP AG		1,963	196,626

TOTAL GERMANY			428,140

Hong Kong - 1.2%
Techtronic Industries Co. Ltd.		52,500	225,433
Ireland - 3.4%
Accenture PLC Class A		1,784	216,399
Allergan PLC		498	121,442
Medtronic PLC		3,274	272,037

TOTAL IRELAND			609,878

Isle of Man - 1.5%
Paysafe Group PLC (a)		29,584	173,922
Playtech Ltd.		7,482	92,934

TOTAL ISLE OF MAN			266,856

Israel - 1.9%
Bezeq The Israel Telecommunication Corp. Ltd.		66,300	111,574
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		700	33,436
Teva Pharmaceutical Industries Ltd. sponsored ADR		6,394	201,923

TOTAL ISRAEL			346,933

Italy - 0.3%
Prada SpA		10,300	48,333
Japan - 9.7%
A/S One Corp.		2,700	119,529
Astellas Pharma, Inc.		3,300	43,517
Broadleaf Co. Ltd.		10,200	66,155
Daiichikosho Co. Ltd.		5,200	225,539
Daito Trust Construction Co. Ltd.		300	44,135
Hoya Corp.		3,900	186,262
Inaba Denki Sangyo Co. Ltd.		1,400	50,863
Japan Meat Co. Ltd.		5,500	91,523
KDDI Corp.		4,900	129,919
Morinaga & Co. Ltd.		2,000	94,550
Nippon Telegraph & Telephone Corp.		3,100	132,853
Olympus Corp.		2,600	100,058
Recruit Holdings Co. Ltd.		2,200	111,110
Shinsei Bank Ltd.		25,000	46,647
Sony Corp.		6,200	212,749
Tsuruha Holdings, Inc.		1,100	111,505

TOTAL JAPAN			1,766,914

Kenya - 0.3%
Safaricom Ltd.		337,500	62,954
Korea (South) - 1.1%
Coway Co. Ltd.		426	37,634
Hyundai Fire & Marine Insurance Co. Ltd.		700	22,583
Samsung Electronics Co. Ltd.		69	135,319

TOTAL KOREA (SOUTH)			195,536

Luxembourg - 0.3%
B&M European Value Retail S.A.		10,963	47,852
Multi-National - 0.6%
HKT Trust/HKT Ltd. unit		83,280	106,531
Netherlands - 2.8%
Koninklijke Philips Electronics NV		3,345	115,511
LyondellBasell Industries NV Class A		2,364	200,373
Unilever NV (Certificaten Van Aandelen) (Bearer)		3,800	199,065

TOTAL NETHERLANDS			514,949

South Africa - 1.0%
Capitec Bank Holdings Ltd.		1,900	108,415
EOH Holdings Ltd.		6,200	65,625

TOTAL SOUTH AFRICA			174,040

Spain - 0.8%
Amadeus IT Holding SA Class A		1,900	102,449
Prosegur Cash SA		19,500	49,705

TOTAL SPAIN			152,154

Sweden - 0.6%
Loomis AB (B Shares)		3,090	112,160
Switzerland - 2.4%
Banque Cantonale Vaudoise		140	101,447
Chubb Ltd.		902	123,800
Galenica Sante Ltd.		230	10,055
Nestle SA (Reg. S)		2,726	209,958

TOTAL SWITZERLAND			445,260

Taiwan - 1.8%
ECLAT Textile Co. Ltd.		6,022	65,853
Taiwan Semiconductor Manufacturing Co. Ltd.		41,000	263,663

TOTAL TAIWAN			329,516

United Kingdom - 9.5%
BAE Systems PLC		10,199	82,836
Beijing Yanjing Brewery ELS (UBS Warrant Programme) warrants 10/6/17 (a)(b)		16,700	16,885
Booker Group PLC		49,800	125,132
British American Tobacco PLC (United Kingdom)		3,905	263,835
GlaxoSmithKline PLC		14,342	288,674
Hilton Food Group PLC		11,081	110,440
Imperial Tobacco Group PLC		2,246	110,019
ITV PLC		41,180	112,006
Jiangsu Yanghe Brewery JSC Ltd. ELS (UBS Warrant Programme) warrants 10/23/17 (a)(b)		2,074	24,069
London Stock Exchange Group PLC		600	26,290
Mears Group PLC		6,100	41,163
Micro Focus International PLC		10,284	344,717
Moneysupermarket.com Group PLC		9,700	43,457
St. James's Place Capital PLC		7,186	106,848
The Restaurant Group PLC		3,521	15,939
Wuliangye Yibin Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 3/7/19 (a)(b)		3,146	20,765

TOTAL UNITED KINGDOM			1,733,075

United States of America - 41.6%
American Tower Corp.		2,126	267,748
AMETEK, Inc.		3,913	223,824
Amgen, Inc.		1,744	284,830
Apple, Inc.		3,723	534,810
AutoZone, Inc. (a)		119	82,371
Ball Corp.		890	68,432
Bank of America Corp.		14,206	331,568
Bristol-Myers Squibb Co.		1,050	58,853
Capital One Financial Corp.		1,300	104,494
Caterpillar, Inc.		1,100	112,486
Cedar Fair LP (depositary unit)		973	69,735
Charter Communications, Inc. Class A (a)		237	81,803
Chevron Corp.		3,432	366,194
Citigroup, Inc.		4,000	236,480
Comcast Corp. Class A		4,438	173,925
ConocoPhillips Co.		5,124	245,491
Danaher Corp.		1,661	138,411
Deluxe Corp.		616	44,297
Diamond Hill Investment Group, Inc.		688	139,079
Dr. Pepper Snapple Group, Inc.		1,181	108,239
E.I. du Pont de Nemours & Co.		1,969	157,028
Exxon Mobil Corp.		2,617	213,678
Fortive Corp.		959	60,666
Johnson & Johnson		2,276	281,018
JPMorgan Chase & Co.		3,708	322,596
L Brands, Inc.		2,108	111,323
Microsoft Corp.		5,140	351,884
Molson Coors Brewing Co. Class B		1,918	183,917
Monsanto Co.		771	89,906
MSCI, Inc.		1,956	196,226
PepsiCo, Inc.		1,481	167,768
PPG Industries, Inc.		646	70,957
Procter & Gamble Co.		1,901	166,014
Qualcomm, Inc.		1,400	75,236
Roper Technologies, Inc.		180	39,366
S&P Global, Inc.		1,531	205,445
Sabre Corp.		2,191	51,291
Stock Yards Bancorp, Inc.		662	27,142
SunTrust Banks, Inc.		3,535	200,823
The Coca-Cola Co.		3,891	167,897
Total System Services, Inc.		1,636	93,759
U.S. Bancorp		4,203	215,530
Verizon Communications, Inc.		900	41,319
VF Corp.		1,324	72,330
W.R. Grace & Co.		639	44,551
Wells Fargo & Co.		5,557	299,189

TOTAL UNITED STATES OF AMERICA			7,579,929

TOTAL COMMON STOCKS
(Cost $14,262,168)			16,901,735

Nonconvertible Preferred Stocks - 0.7%
Spain - 0.7%
Grifols SA Class B
(Cost $100,432)		6,000	128,069
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.9% 3/31/40(d)	CAD
(Cost $429)		500	426
		Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.85% (e)
(Cost $1,116,775)		1,116,551	1,116,775
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $15,479,804)			18,147,005
NET OTHER ASSETS (LIABILITIES) - 0.3%			59,864
NET ASSETS - 100%			$18,206,869

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,719 or 0.3% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,093
Total	$2,093

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,828,929	$1,616,180	$212,749	$--
Consumer Staples	2,523,417	1,681,403	842,014	--
Energy	1,322,427	1,322,427	--	--
Financials	3,208,245	3,146,526	61,719	--
Health Care	2,258,008	1,925,817	332,191	--
Industrials	1,401,726	929,750	471,976	--
Information Technology	2,950,030	2,489,741	460,289	--
Materials	639,989	639,989	--	--
Real Estate	311,883	311,883	--	--
Telecommunication Services	585,150	322,378	262,772	--
Corporate Bonds	426	--	426	--
Money Market Funds	1,116,775	1,116,775	--	--
Total Investments in Securities:	$18,147,005	$15,502,869	$2,644,136	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$334,101
Level 2 to Level 1	$231,655

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,363,029)	$17,030,230
Fidelity Central Funds (cost $1,116,775)	1,116,775
Total Investments (cost $15,479,804)		$18,147,005
Cash		40,174
Receivable for fund shares sold		4,055
Dividends receivable		43,629
Interest receivable		2
Distributions receivable from Fidelity Central Funds		779
Prepaid expenses		13
Receivable from investment adviser for expense reductions		38,125
Other receivables		433
Total assets		18,274,215
Liabilities
Payable for fund shares redeemed	$8,829
Accrued management fee	10,354
Transfer agent fee payable	3,848
Distribution and service plan fees payable	5,543
Other affiliated payables	771
Accrued expense payable - Audit Fee	28,876
Accrued expense payable - Custody Fee	9,125
Total liabilities		67,346
Net Assets		$18,206,869
Net Assets consist of:
Paid in capital		$15,875,363
Undistributed net investment income		23,071
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(358,927)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,667,362
Net Assets		$18,206,869
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,263,753 ÷ 465,021 shares)		$13.47
Maximum offering price per share (100/94.25 of $13.47)		$14.29
Class M:
Net Asset Value and redemption price per share ($2,758,929 ÷ 205,007 shares)		$13.46
Maximum offering price per share (100/96.50 of $13.46)		$13.95
Class C:
Net Asset Value and offering price per share ($3,878,164 ÷ 289,668 shares)(a)		$13.39
Class I:
Net Asset Value, offering price and redemption price per share ($5,306,023 ÷ 393,063 shares)		$13.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$195,231
Interest		14
Income from Fidelity Central Funds		2,093
Income before foreign taxes withheld		197,338
Less foreign taxes withheld		(13,753)
Total income		183,585
Expenses
Management fee	$60,489
Transfer agent fees	23,876
Distribution and service plan fees	32,425
Accounting fees and expenses	4,499
Custodian fees and expenses	7,725
Independent trustees' fees and expenses	38
Registration fees	52,785
Audit	33,821
Legal	23
Miscellaneous	72
Total expenses before reductions	215,753
Expense reductions	(79,688)	136,065
Net investment income (loss)		47,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(843)
Fidelity Central Funds	38
Foreign currency transactions	(4,942)
Total net realized gain (loss)		(5,747)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,353,364
Assets and liabilities in foreign currencies	1,386
Total change in net unrealized appreciation (depreciation)		1,354,750
Net gain (loss)		1,349,003
Net increase (decrease) in net assets resulting from operations		$1,396,523

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,520	$139,058
Net realized gain (loss)	(5,747)	(278,077)
Change in net unrealized appreciation (depreciation)	1,354,750	531,622
Net increase (decrease) in net assets resulting from operations	1,396,523	392,603
Distributions to shareholders from net investment income	(38,444)	(136,047)
Distributions to shareholders from net realized gain	(9,222)	(150,997)
Total distributions	(47,666)	(287,044)
Share transactions - net increase (decrease)	(2,464,613)	7,788,669
Total increase (decrease) in net assets	(1,115,756)	7,894,228
Net Assets
Beginning of period	19,322,625	11,428,397
End of period	$18,206,869	$19,322,625
Other Information
Undistributed net investment income end of period	$23,071	$13,995

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$12.50	$12.96	$12.20	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.12	.12	.25C	.19	.09
Net realized and unrealized gain (loss)	1.03	.09	.24	.91	2.05	.16
Total from investment operations	1.07	.21	.36	1.16	2.24	.25
Distributions from net investment income	(.03)	(.11)	(.11)	(.22)	(.18)	(.10)
Distributions from net realized gain	(.01)	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.04)	(.27)	(.82)	(.40)	(.19)	(.10)
Net asset value, end of period	$13.47	$12.44	$12.50	$12.96	$12.20	$10.15
Total ReturnD,E,F	8.63%	1.72%	2.85%	9.70%	22.28%	2.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.36%I	2.13%	2.42%	2.63%	4.37%	7.41%I
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%	1.45%I
Expenses net of all reductions	1.44%I	1.45%	1.44%	1.45%	1.43%	1.44%I
Net investment income (loss)	.67%I	.96%	.95%	1.95%C	1.66%	1.89%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,264	$6,068	$4,552	$4,025	$2,115	$756
Portfolio turnover rateJ	59%I	43%	87%	112%	78%	36%K

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$12.49	$12.95	$12.20	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.09	.09	.21C	.16	.08
Net realized and unrealized gain (loss)	1.02	.10	.24	.91	2.06	.15
Total from investment operations	1.05	.19	.33	1.12	2.22	.23
Distributions from net investment income	(.03)	(.08)	(.08)	(.19)	(.15)	(.09)
Distributions from net realized gain	(.01)	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.03)D	(.24)	(.79)	(.37)	(.16)	(.09)
Net asset value, end of period	$13.46	$12.44	$12.49	$12.95	$12.20	$10.14
Total ReturnE,F,G	8.47%	1.53%	2.59%	9.34%	22.11%	2.31%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.67%J	2.46%	2.73%	2.96%	4.80%	7.68%J
Expenses net of fee waivers, if any	1.70%J	1.70%	1.70%	1.70%	1.70%	1.70%J
Expenses net of all reductions	1.69%J	1.70%	1.69%	1.70%	1.68%	1.69%J
Net investment income (loss)	.42%J	.71%	.70%	1.70%C	1.41%	1.64%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,759	$2,508	$2,484	$2,014	$1,270	$714
Portfolio turnover rateK	59%J	43%	87%	112%	78%	36%L

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding the ratio of net investment income (loss) to average net assets would have been 1.00%.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$12.46	$12.93	$12.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	–	.03	.03	.15C	.10	.06
Net realized and unrealized gain (loss)	1.03	.09	.24	.91	2.06	.15
Total from investment operations	1.02	.12	.27	1.06	2.16	.21
Distributions from net investment income	(.01)	(.03)	(.05)	(.14)	(.11)	(.07)
Distributions from net realized gain	(.01)	(.16)	(.70)	(.17)	(.01)	–
Total distributions	(.02)	(.19)	(.74)D	(.31)	(.12)	(.07)
Net asset value, end of period	$13.39	$12.39	$12.46	$12.93	$12.18	$10.14
Total ReturnE,F,G	8.20%	.99%	2.10%	8.83%	21.40%	2.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	3.16%J	2.93%	3.23%	3.43%	5.26%	8.19%J
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%	2.20%J
Expenses net of all reductions	2.19%J	2.20%	2.19%	2.20%	2.18%	2.19%J
Net investment income (loss)	(.08)%J	.21%	.20%	1.20%C	.91%	1.14%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,878	$3,588	$3,225	$3,173	$1,445	$666
Portfolio turnover rateK	59%J	43%	87%	112%	78%	36%L

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.695 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$12.51	$12.97	$12.22	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.15	.28C	.21	.10
Net realized and unrealized gain (loss)	1.03	.10	.24	.90	2.07	.16
Total from investment operations	1.09	.25	.39	1.18	2.28	.26
Distributions from net investment income	(.04)	(.14)	(.14)	(.25)	(.20)	(.11)
Distributions from net realized gain	(.01)	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.05)	(.30)	(.85)	(.43)	(.21)	(.11)
Net asset value, end of period	$13.50	$12.46	$12.51	$12.97	$12.22	$10.15
Total ReturnD,E	8.77%	2.04%	3.09%	9.86%	22.71%	2.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.04%H	1.68%	2.11%	2.35%	4.46%	7.23%H
Expenses net of fee waivers, if any	1.20%H	1.20%	1.20%	1.20%	1.20%	1.20%H
Expenses net of all reductions	1.19%H	1.20%	1.19%	1.20%	1.18%	1.19%H
Net investment income (loss)	.92%H	1.21%	1.20%	2.20%C	1.91%	2.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,306	$7,159	$1,167	$1,334	$1,231	$939
Portfolio turnover rateI	59%H	43%	87%	112%	78%	36%J

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,985,317
Gross unrealized depreciation	(397,441)
Net unrealized appreciation (depreciation) on securities	$2,587,876
Tax cost	$15,559,129

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(115,638)
Long-term	(67,635)

Total capital loss carryforward	$(183,273)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,932,853 and $8,291,132, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,682	$647
Class M	.25%	.25%	6,562	35
Class C	.75%	.25%	18,181	18,181
			$32,425	$18,863

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,095
Class M	1,205
Class C(a)	252
$4,552

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$8,283.27
Class M	4,233.32
Class C	5,646.31
Class I	5,714.23
	$23,876

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $89 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$27,980
Class M	1.70%	12,774
Class C	2.20%	17,450
Class I	1.20%	20,877
		$79,081

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $533 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $74.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$16,400	$51,686
Class M	5,038	16,313
Class C	2,258	9,845
Class I	14,748	58,203
Total	$38,444	$136,047
From net realized gain
Class A	$3,377	$60,195
Class M	1,411	32,288
Class C	1,976	41,507
Class I	2,458	17,007
Total	$9,222	$150,997

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	88,380	236,290	$1,129,797	$2,896,105
Reinvestment of distributions	1,466	8,534	18,431	105,821
Shares redeemed	(112,561)	(121,356)	(1,447,445)	(1,503,508)
Net increase (decrease)	(22,715)	123,468	$(299,217)	$1,498,418
Class M
Shares sold	38,480	59,702	$491,071	$733,048
Reinvestment of distributions	503	3,910	6,323	48,518
Shares redeemed	(35,622)	(60,880)	(456,735)	(747,403)
Net increase (decrease)	3,361	2,732	$40,659	$34,163
Class C
Shares sold	45,363	119,349	$578,106	$1,466,305
Reinvestment of distributions	326	3,971	4,078	49,176
Shares redeemed	(45,654)	(92,637)	(578,524)	(1,125,027)
Net increase (decrease)	35	30,683	$3,660	$390,454
Class I
Shares sold	130,767	548,216	$1,687,529	$6,693,045
Reinvestment of distributions	550	3,231	6,925	40,053
Shares redeemed	(312,734)	(70,197)	(3,904,169)	(867,464)
Net increase (decrease)	(181,417)	481,250	$(2,209,715)	$5,865,634

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.45%
Actual		$1,000.00	$1,086.30	$7.50
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class M	1.70%
Actual		$1,000.00	$1,084.70	$8.79
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class C	2.20%
Actual		$1,000.00	$1,082.00	$11.36
Hypothetical-C		$1,000.00	$1,013.88	$10.99
Class I	1.20%
Actual		$1,000.00	$1,087.70	$6.21
Hypothetical-C		$1,000.00	$1,018.84	$6.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AGED-SANN-0617
1.938154.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2017